Shareholder Report	6 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)
Entity Central Index Key	0000909466
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
C000188916 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Limited Term Municipal Income Fund
Class Name	Class R6
Trading Symbol	ATFSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Limited Term Municipal Income Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Limited Term Municipal Income Fund (Class R6)	$14	0.27%
*	Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%	[1]
Net Assets	$ 2,789,684,910
Holdings Count | Holding	843
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$2,789,684,910
Total number of portfolio holdings	843
Portfolio turnover rate	17%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
Board of Regents of the University of Texas System, Series 2026 B-1, VRD RB, 1.72%, 08/01/2056	1.04%
PEFA Inc. (Gas), Series 2019, RB, 5.00%, 09/01/2026	0.90%
Michigan (State of) Housing Development Authority, Series 2022 B, VRD RB, 1.67%, 04/01/2062	0.90%
Black Belt Energy Gas District (The) (No. 7), Series 2021, RB, 4.00%, 09/01/2026	0.83%
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB, 5.00%, 02/01/2042	0.79%
Kentucky (Commonwealth of) Public Energy Authority, Series 2025 A, Ref. RB, 5.25%, 12/01/2029	0.77%
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB, 5.00%, 10/01/2042	0.76%
Main Street Natural Gas, Inc., Series 2022 C, RB, 4.00%, 11/01/2027	0.76%
Main Street Natural Gas, Inc., Series 2021 A, RB, 4.00%, 09/01/2027	0.76%
District of Columbia, Series 2026 C, VRD GO Bonds, 1.91%, 06/01/2051	0.75%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Board of Regents of the University of Texas System, Series 2026 B-1, VRD RB, 1.72%, 08/01/2056	1.04%
PEFA Inc. (Gas), Series 2019, RB, 5.00%, 09/01/2026	0.90%
Michigan (State of) Housing Development Authority, Series 2022 B, VRD RB, 1.67%, 04/01/2062	0.90%
Black Belt Energy Gas District (The) (No. 7), Series 2021, RB, 4.00%, 09/01/2026	0.83%
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB, 5.00%, 02/01/2042	0.79%
Kentucky (Commonwealth of) Public Energy Authority, Series 2025 A, Ref. RB, 5.25%, 12/01/2029	0.77%
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB, 5.00%, 10/01/2042	0.76%
Main Street Natural Gas, Inc., Series 2022 C, RB, 4.00%, 11/01/2027	0.76%
Main Street Natural Gas, Inc., Series 2021 A, RB, 4.00%, 09/01/2027	0.76%
District of Columbia, Series 2026 C, VRD GO Bonds, 1.91%, 06/01/2051	0.75%

C000023428 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Limited Term Municipal Income Fund
Class Name	Class R5
Trading Symbol	ATFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Limited Term Municipal Income Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Limited Term Municipal Income Fund (Class R5)	$18	0.35%
*	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[2]
Net Assets	$ 2,789,684,910
Holdings Count | Holding	843
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$2,789,684,910
Total number of portfolio holdings	843
Portfolio turnover rate	17%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
Board of Regents of the University of Texas System, Series 2026 B-1, VRD RB, 1.72%, 08/01/2056	1.04%
PEFA Inc. (Gas), Series 2019, RB, 5.00%, 09/01/2026	0.90%
Michigan (State of) Housing Development Authority, Series 2022 B, VRD RB, 1.67%, 04/01/2062	0.90%
Black Belt Energy Gas District (The) (No. 7), Series 2021, RB, 4.00%, 09/01/2026	0.83%
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB, 5.00%, 02/01/2042	0.79%
Kentucky (Commonwealth of) Public Energy Authority, Series 2025 A, Ref. RB, 5.25%, 12/01/2029	0.77%
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB, 5.00%, 10/01/2042	0.76%
Main Street Natural Gas, Inc., Series 2022 C, RB, 4.00%, 11/01/2027	0.76%
Main Street Natural Gas, Inc., Series 2021 A, RB, 4.00%, 09/01/2027	0.76%
District of Columbia, Series 2026 C, VRD GO Bonds, 1.91%, 06/01/2051	0.75%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Board of Regents of the University of Texas System, Series 2026 B-1, VRD RB, 1.72%, 08/01/2056	1.04%
PEFA Inc. (Gas), Series 2019, RB, 5.00%, 09/01/2026	0.90%
Michigan (State of) Housing Development Authority, Series 2022 B, VRD RB, 1.67%, 04/01/2062	0.90%
Black Belt Energy Gas District (The) (No. 7), Series 2021, RB, 4.00%, 09/01/2026	0.83%
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB, 5.00%, 02/01/2042	0.79%
Kentucky (Commonwealth of) Public Energy Authority, Series 2025 A, Ref. RB, 5.25%, 12/01/2029	0.77%
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB, 5.00%, 10/01/2042	0.76%
Main Street Natural Gas, Inc., Series 2022 C, RB, 4.00%, 11/01/2027	0.76%
Main Street Natural Gas, Inc., Series 2021 A, RB, 4.00%, 09/01/2027	0.76%
District of Columbia, Series 2026 C, VRD GO Bonds, 1.91%, 06/01/2051	0.75%

C000071234 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Limited Term Municipal Income Fund
Class Name	Class Y
Trading Symbol	ATFYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Limited Term Municipal Income Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Limited Term Municipal Income Fund (Class Y)	$17	0.34%
*	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%	[3]
Net Assets	$ 2,789,684,910
Holdings Count | Holding	843
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$2,789,684,910
Total number of portfolio holdings	843
Portfolio turnover rate	17%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
Board of Regents of the University of Texas System, Series 2026 B-1, VRD RB, 1.72%, 08/01/2056	1.04%
PEFA Inc. (Gas), Series 2019, RB, 5.00%, 09/01/2026	0.90%
Michigan (State of) Housing Development Authority, Series 2022 B, VRD RB, 1.67%, 04/01/2062	0.90%
Black Belt Energy Gas District (The) (No. 7), Series 2021, RB, 4.00%, 09/01/2026	0.83%
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB, 5.00%, 02/01/2042	0.79%
Kentucky (Commonwealth of) Public Energy Authority, Series 2025 A, Ref. RB, 5.25%, 12/01/2029	0.77%
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB, 5.00%, 10/01/2042	0.76%
Main Street Natural Gas, Inc., Series 2022 C, RB, 4.00%, 11/01/2027	0.76%
Main Street Natural Gas, Inc., Series 2021 A, RB, 4.00%, 09/01/2027	0.76%
District of Columbia, Series 2026 C, VRD GO Bonds, 1.91%, 06/01/2051	0.75%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Board of Regents of the University of Texas System, Series 2026 B-1, VRD RB, 1.72%, 08/01/2056	1.04%
PEFA Inc. (Gas), Series 2019, RB, 5.00%, 09/01/2026	0.90%
Michigan (State of) Housing Development Authority, Series 2022 B, VRD RB, 1.67%, 04/01/2062	0.90%
Black Belt Energy Gas District (The) (No. 7), Series 2021, RB, 4.00%, 09/01/2026	0.83%
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB, 5.00%, 02/01/2042	0.79%
Kentucky (Commonwealth of) Public Energy Authority, Series 2025 A, Ref. RB, 5.25%, 12/01/2029	0.77%
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB, 5.00%, 10/01/2042	0.76%
Main Street Natural Gas, Inc., Series 2022 C, RB, 4.00%, 11/01/2027	0.76%
Main Street Natural Gas, Inc., Series 2021 A, RB, 4.00%, 09/01/2027	0.76%
District of Columbia, Series 2026 C, VRD GO Bonds, 1.91%, 06/01/2051	0.75%

C000130517 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Limited Term Municipal Income Fund
Class Name	Class C
Trading Symbol	ATFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Limited Term Municipal Income Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Limited Term Municipal Income Fund (Class C)	$67	1.34%
*	Annualized.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.34%	[4]
Net Assets	$ 2,789,684,910
Holdings Count | Holding	843
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$2,789,684,910
Total number of portfolio holdings	843
Portfolio turnover rate	17%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
Board of Regents of the University of Texas System, Series 2026 B-1, VRD RB, 1.72%, 08/01/2056	1.04%
PEFA Inc. (Gas), Series 2019, RB, 5.00%, 09/01/2026	0.90%
Michigan (State of) Housing Development Authority, Series 2022 B, VRD RB, 1.67%, 04/01/2062	0.90%
Black Belt Energy Gas District (The) (No. 7), Series 2021, RB, 4.00%, 09/01/2026	0.83%
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB, 5.00%, 02/01/2042	0.79%
Kentucky (Commonwealth of) Public Energy Authority, Series 2025 A, Ref. RB, 5.25%, 12/01/2029	0.77%
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB, 5.00%, 10/01/2042	0.76%
Main Street Natural Gas, Inc., Series 2022 C, RB, 4.00%, 11/01/2027	0.76%
Main Street Natural Gas, Inc., Series 2021 A, RB, 4.00%, 09/01/2027	0.76%
District of Columbia, Series 2026 C, VRD GO Bonds, 1.91%, 06/01/2051	0.75%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Board of Regents of the University of Texas System, Series 2026 B-1, VRD RB, 1.72%, 08/01/2056	1.04%
PEFA Inc. (Gas), Series 2019, RB, 5.00%, 09/01/2026	0.90%
Michigan (State of) Housing Development Authority, Series 2022 B, VRD RB, 1.67%, 04/01/2062	0.90%
Black Belt Energy Gas District (The) (No. 7), Series 2021, RB, 4.00%, 09/01/2026	0.83%
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB, 5.00%, 02/01/2042	0.79%
Kentucky (Commonwealth of) Public Energy Authority, Series 2025 A, Ref. RB, 5.25%, 12/01/2029	0.77%
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB, 5.00%, 10/01/2042	0.76%
Main Street Natural Gas, Inc., Series 2022 C, RB, 4.00%, 11/01/2027	0.76%
Main Street Natural Gas, Inc., Series 2021 A, RB, 4.00%, 09/01/2027	0.76%
District of Columbia, Series 2026 C, VRD GO Bonds, 1.91%, 06/01/2051	0.75%

C000000396 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Limited Term Municipal Income Fund
Class Name	Class A2
Trading Symbol	AITFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Limited Term Municipal Income Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Limited Term Municipal Income Fund (Class A2)	$17	0.34%
*	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%	[5]
Net Assets	$ 2,789,684,910
Holdings Count | Holding	843
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$2,789,684,910
Total number of portfolio holdings	843
Portfolio turnover rate	17%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
Board of Regents of the University of Texas System, Series 2026 B-1, VRD RB, 1.72%, 08/01/2056	1.04%
PEFA Inc. (Gas), Series 2019, RB, 5.00%, 09/01/2026	0.90%
Michigan (State of) Housing Development Authority, Series 2022 B, VRD RB, 1.67%, 04/01/2062	0.90%
Black Belt Energy Gas District (The) (No. 7), Series 2021, RB, 4.00%, 09/01/2026	0.83%
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB, 5.00%, 02/01/2042	0.79%
Kentucky (Commonwealth of) Public Energy Authority, Series 2025 A, Ref. RB, 5.25%, 12/01/2029	0.77%
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB, 5.00%, 10/01/2042	0.76%
Main Street Natural Gas, Inc., Series 2022 C, RB, 4.00%, 11/01/2027	0.76%
Main Street Natural Gas, Inc., Series 2021 A, RB, 4.00%, 09/01/2027	0.76%
District of Columbia, Series 2026 C, VRD GO Bonds, 1.91%, 06/01/2051	0.75%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Board of Regents of the University of Texas System, Series 2026 B-1, VRD RB, 1.72%, 08/01/2056	1.04%
PEFA Inc. (Gas), Series 2019, RB, 5.00%, 09/01/2026	0.90%
Michigan (State of) Housing Development Authority, Series 2022 B, VRD RB, 1.67%, 04/01/2062	0.90%
Black Belt Energy Gas District (The) (No. 7), Series 2021, RB, 4.00%, 09/01/2026	0.83%
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB, 5.00%, 02/01/2042	0.79%
Kentucky (Commonwealth of) Public Energy Authority, Series 2025 A, Ref. RB, 5.25%, 12/01/2029	0.77%
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB, 5.00%, 10/01/2042	0.76%
Main Street Natural Gas, Inc., Series 2022 C, RB, 4.00%, 11/01/2027	0.76%
Main Street Natural Gas, Inc., Series 2021 A, RB, 4.00%, 09/01/2027	0.76%
District of Columbia, Series 2026 C, VRD GO Bonds, 1.91%, 06/01/2051	0.75%

C000000395 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Limited Term Municipal Income Fund
Class Name	Class A
Trading Symbol	ATFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Limited Term Municipal Income Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Limited Term Municipal Income Fund (Class A)	$30	0.59%
*	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%	[6]
Net Assets	$ 2,789,684,910
Holdings Count | Holding	843
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$2,789,684,910
Total number of portfolio holdings	843
Portfolio turnover rate	17%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
Board of Regents of the University of Texas System, Series 2026 B-1, VRD RB, 1.72%, 08/01/2056	1.04%
PEFA Inc. (Gas), Series 2019, RB, 5.00%, 09/01/2026	0.90%
Michigan (State of) Housing Development Authority, Series 2022 B, VRD RB, 1.67%, 04/01/2062	0.90%
Black Belt Energy Gas District (The) (No. 7), Series 2021, RB, 4.00%, 09/01/2026	0.83%
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB, 5.00%, 02/01/2042	0.79%
Kentucky (Commonwealth of) Public Energy Authority, Series 2025 A, Ref. RB, 5.25%, 12/01/2029	0.77%
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB, 5.00%, 10/01/2042	0.76%
Main Street Natural Gas, Inc., Series 2022 C, RB, 4.00%, 11/01/2027	0.76%
Main Street Natural Gas, Inc., Series 2021 A, RB, 4.00%, 09/01/2027	0.76%
District of Columbia, Series 2026 C, VRD GO Bonds, 1.91%, 06/01/2051	0.75%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Board of Regents of the University of Texas System, Series 2026 B-1, VRD RB, 1.72%, 08/01/2056	1.04%
PEFA Inc. (Gas), Series 2019, RB, 5.00%, 09/01/2026	0.90%
Michigan (State of) Housing Development Authority, Series 2022 B, VRD RB, 1.67%, 04/01/2062	0.90%
Black Belt Energy Gas District (The) (No. 7), Series 2021, RB, 4.00%, 09/01/2026	0.83%
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB, 5.00%, 02/01/2042	0.79%
Kentucky (Commonwealth of) Public Energy Authority, Series 2025 A, Ref. RB, 5.25%, 12/01/2029	0.77%
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB, 5.00%, 10/01/2042	0.76%
Main Street Natural Gas, Inc., Series 2022 C, RB, 4.00%, 11/01/2027	0.76%
Main Street Natural Gas, Inc., Series 2021 A, RB, 4.00%, 09/01/2027	0.76%
District of Columbia, Series 2026 C, VRD GO Bonds, 1.91%, 06/01/2051	0.75%

C000084619 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco High Yield Municipal Fund
Class Name	Class A
Trading Symbol	ACTHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco High Yield Municipal Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco High Yield Municipal Fund (Class A)	$60	1.20%
*	Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.20%	[7]
Net Assets	$ 6,567,256,943
Holdings Count | Holding	1,209
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$6,567,256,943
Total number of portfolio holdings	1,209
Portfolio turnover rate	6%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2005 A, RB, 0.00%, 05/15/2050	0.98%
New York (City of), NY, Series 2018 D, VRD GO Bonds, 3.05%, 12/01/2047	0.91%
Chicago (City of), IL, Series 2017 A, Ref. GO Bonds, 6.00%, 01/01/2038	0.80%
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 2016 A-3, VRD Ref. RB, 2.10%, 07/01/2042	0.76%
Illinois (State of) Finance Authority (Park Place of Elmhurst), Series 2016, RB, 5.13%, 05/15/2060	0.76%
Tulsa (City of), OK Airports Improvement Trust, Series 2001 C, Ref. RB, 5.50%, 12/01/2035	0.73%
New York Liberty Development Corp. (3 World Trade Center), Series 2014-3, Ref. RB, 7.25%, 11/15/2044	0.71%
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program), Series 2006 A, RB, 0.00%, 06/01/2046	0.69%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.67%
Hillsborough County Industrial Development Authority, Series 2025, RB, 5.50%, 11/15/2054	0.67%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2005 A, RB, 0.00%, 05/15/2050	0.98%
New York (City of), NY, Series 2018 D, VRD GO Bonds, 3.05%, 12/01/2047	0.91%
Chicago (City of), IL, Series 2017 A, Ref. GO Bonds, 6.00%, 01/01/2038	0.80%
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 2016 A-3, VRD Ref. RB, 2.10%, 07/01/2042	0.76%
Illinois (State of) Finance Authority (Park Place of Elmhurst), Series 2016, RB, 5.13%, 05/15/2060	0.76%
Tulsa (City of), OK Airports Improvement Trust, Series 2001 C, Ref. RB, 5.50%, 12/01/2035	0.73%
New York Liberty Development Corp. (3 World Trade Center), Series 2014-3, Ref. RB, 7.25%, 11/15/2044	0.71%
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program), Series 2006 A, RB, 0.00%, 06/01/2046	0.69%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.67%
Hillsborough County Industrial Development Authority, Series 2025, RB, 5.50%, 11/15/2054	0.67%

C000084621 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco High Yield Municipal Fund
Class Name	Class C
Trading Symbol	ACTFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco High Yield Municipal Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco High Yield Municipal Fund (Class C)	$95	1.89%
*	Annualized.

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.89%	[8]
Net Assets	$ 6,567,256,943
Holdings Count | Holding	1,209
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$6,567,256,943
Total number of portfolio holdings	1,209
Portfolio turnover rate	6%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2005 A, RB, 0.00%, 05/15/2050	0.98%
New York (City of), NY, Series 2018 D, VRD GO Bonds, 3.05%, 12/01/2047	0.91%
Chicago (City of), IL, Series 2017 A, Ref. GO Bonds, 6.00%, 01/01/2038	0.80%
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 2016 A-3, VRD Ref. RB, 2.10%, 07/01/2042	0.76%
Illinois (State of) Finance Authority (Park Place of Elmhurst), Series 2016, RB, 5.13%, 05/15/2060	0.76%
Tulsa (City of), OK Airports Improvement Trust, Series 2001 C, Ref. RB, 5.50%, 12/01/2035	0.73%
New York Liberty Development Corp. (3 World Trade Center), Series 2014-3, Ref. RB, 7.25%, 11/15/2044	0.71%
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program), Series 2006 A, RB, 0.00%, 06/01/2046	0.69%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.67%
Hillsborough County Industrial Development Authority, Series 2025, RB, 5.50%, 11/15/2054	0.67%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2005 A, RB, 0.00%, 05/15/2050	0.98%
New York (City of), NY, Series 2018 D, VRD GO Bonds, 3.05%, 12/01/2047	0.91%
Chicago (City of), IL, Series 2017 A, Ref. GO Bonds, 6.00%, 01/01/2038	0.80%
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 2016 A-3, VRD Ref. RB, 2.10%, 07/01/2042	0.76%
Illinois (State of) Finance Authority (Park Place of Elmhurst), Series 2016, RB, 5.13%, 05/15/2060	0.76%
Tulsa (City of), OK Airports Improvement Trust, Series 2001 C, Ref. RB, 5.50%, 12/01/2035	0.73%
New York Liberty Development Corp. (3 World Trade Center), Series 2014-3, Ref. RB, 7.25%, 11/15/2044	0.71%
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program), Series 2006 A, RB, 0.00%, 06/01/2046	0.69%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.67%
Hillsborough County Industrial Development Authority, Series 2025, RB, 5.50%, 11/15/2054	0.67%

C000084622 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco High Yield Municipal Fund
Class Name	Class Y
Trading Symbol	ACTDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco High Yield Municipal Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco High Yield Municipal Fund (Class Y)	$48	0.95%
*	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%	[9]
Net Assets	$ 6,567,256,943
Holdings Count | Holding	1,209
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$6,567,256,943
Total number of portfolio holdings	1,209
Portfolio turnover rate	6%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2005 A, RB, 0.00%, 05/15/2050	0.98%
New York (City of), NY, Series 2018 D, VRD GO Bonds, 3.05%, 12/01/2047	0.91%
Chicago (City of), IL, Series 2017 A, Ref. GO Bonds, 6.00%, 01/01/2038	0.80%
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 2016 A-3, VRD Ref. RB, 2.10%, 07/01/2042	0.76%
Illinois (State of) Finance Authority (Park Place of Elmhurst), Series 2016, RB, 5.13%, 05/15/2060	0.76%
Tulsa (City of), OK Airports Improvement Trust, Series 2001 C, Ref. RB, 5.50%, 12/01/2035	0.73%
New York Liberty Development Corp. (3 World Trade Center), Series 2014-3, Ref. RB, 7.25%, 11/15/2044	0.71%
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program), Series 2006 A, RB, 0.00%, 06/01/2046	0.69%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.67%
Hillsborough County Industrial Development Authority, Series 2025, RB, 5.50%, 11/15/2054	0.67%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2005 A, RB, 0.00%, 05/15/2050	0.98%
New York (City of), NY, Series 2018 D, VRD GO Bonds, 3.05%, 12/01/2047	0.91%
Chicago (City of), IL, Series 2017 A, Ref. GO Bonds, 6.00%, 01/01/2038	0.80%
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 2016 A-3, VRD Ref. RB, 2.10%, 07/01/2042	0.76%
Illinois (State of) Finance Authority (Park Place of Elmhurst), Series 2016, RB, 5.13%, 05/15/2060	0.76%
Tulsa (City of), OK Airports Improvement Trust, Series 2001 C, Ref. RB, 5.50%, 12/01/2035	0.73%
New York Liberty Development Corp. (3 World Trade Center), Series 2014-3, Ref. RB, 7.25%, 11/15/2044	0.71%
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program), Series 2006 A, RB, 0.00%, 06/01/2046	0.69%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.67%
Hillsborough County Industrial Development Authority, Series 2025, RB, 5.50%, 11/15/2054	0.67%

C000109478 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco High Yield Municipal Fund
Class Name	Class R5
Trading Symbol	ACTNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco High Yield Municipal Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco High Yield Municipal Fund (Class R5)	$45	0.89%
*	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%	[10]
Net Assets	$ 6,567,256,943
Holdings Count | Holding	1,209
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$6,567,256,943
Total number of portfolio holdings	1,209
Portfolio turnover rate	6%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2005 A, RB, 0.00%, 05/15/2050	0.98%
New York (City of), NY, Series 2018 D, VRD GO Bonds, 3.05%, 12/01/2047	0.91%
Chicago (City of), IL, Series 2017 A, Ref. GO Bonds, 6.00%, 01/01/2038	0.80%
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 2016 A-3, VRD Ref. RB, 2.10%, 07/01/2042	0.76%
Illinois (State of) Finance Authority (Park Place of Elmhurst), Series 2016, RB, 5.13%, 05/15/2060	0.76%
Tulsa (City of), OK Airports Improvement Trust, Series 2001 C, Ref. RB, 5.50%, 12/01/2035	0.73%
New York Liberty Development Corp. (3 World Trade Center), Series 2014-3, Ref. RB, 7.25%, 11/15/2044	0.71%
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program), Series 2006 A, RB, 0.00%, 06/01/2046	0.69%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.67%
Hillsborough County Industrial Development Authority, Series 2025, RB, 5.50%, 11/15/2054	0.67%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2005 A, RB, 0.00%, 05/15/2050	0.98%
New York (City of), NY, Series 2018 D, VRD GO Bonds, 3.05%, 12/01/2047	0.91%
Chicago (City of), IL, Series 2017 A, Ref. GO Bonds, 6.00%, 01/01/2038	0.80%
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 2016 A-3, VRD Ref. RB, 2.10%, 07/01/2042	0.76%
Illinois (State of) Finance Authority (Park Place of Elmhurst), Series 2016, RB, 5.13%, 05/15/2060	0.76%
Tulsa (City of), OK Airports Improvement Trust, Series 2001 C, Ref. RB, 5.50%, 12/01/2035	0.73%
New York Liberty Development Corp. (3 World Trade Center), Series 2014-3, Ref. RB, 7.25%, 11/15/2044	0.71%
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program), Series 2006 A, RB, 0.00%, 06/01/2046	0.69%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.67%
Hillsborough County Industrial Development Authority, Series 2025, RB, 5.50%, 11/15/2054	0.67%

C000188917 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco High Yield Municipal Fund
Class Name	Class R6
Trading Symbol	ACTSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco High Yield Municipal Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco High Yield Municipal Fund (Class R6)	$45	0.89%
*	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%	[11]
Net Assets	$ 6,567,256,943
Holdings Count | Holding	1,209
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$6,567,256,943
Total number of portfolio holdings	1,209
Portfolio turnover rate	6%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2005 A, RB, 0.00%, 05/15/2050	0.98%
New York (City of), NY, Series 2018 D, VRD GO Bonds, 3.05%, 12/01/2047	0.91%
Chicago (City of), IL, Series 2017 A, Ref. GO Bonds, 6.00%, 01/01/2038	0.80%
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 2016 A-3, VRD Ref. RB, 2.10%, 07/01/2042	0.76%
Illinois (State of) Finance Authority (Park Place of Elmhurst), Series 2016, RB, 5.13%, 05/15/2060	0.76%
Tulsa (City of), OK Airports Improvement Trust, Series 2001 C, Ref. RB, 5.50%, 12/01/2035	0.73%
New York Liberty Development Corp. (3 World Trade Center), Series 2014-3, Ref. RB, 7.25%, 11/15/2044	0.71%
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program), Series 2006 A, RB, 0.00%, 06/01/2046	0.69%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.67%
Hillsborough County Industrial Development Authority, Series 2025, RB, 5.50%, 11/15/2054	0.67%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2005 A, RB, 0.00%, 05/15/2050	0.98%
New York (City of), NY, Series 2018 D, VRD GO Bonds, 3.05%, 12/01/2047	0.91%
Chicago (City of), IL, Series 2017 A, Ref. GO Bonds, 6.00%, 01/01/2038	0.80%
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 2016 A-3, VRD Ref. RB, 2.10%, 07/01/2042	0.76%
Illinois (State of) Finance Authority (Park Place of Elmhurst), Series 2016, RB, 5.13%, 05/15/2060	0.76%
Tulsa (City of), OK Airports Improvement Trust, Series 2001 C, Ref. RB, 5.50%, 12/01/2035	0.73%
New York Liberty Development Corp. (3 World Trade Center), Series 2014-3, Ref. RB, 7.25%, 11/15/2044	0.71%
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program), Series 2006 A, RB, 0.00%, 06/01/2046	0.69%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.67%
Hillsborough County Industrial Development Authority, Series 2025, RB, 5.50%, 11/15/2054	0.67%

C000188918 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Intermediate Term Municipal Income Fund
Class Name	Class R6
Trading Symbol	VKLSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Intermediate Term Municipal Income Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Intermediate Term Municipal Income Fund (Class R6)	$24	0.48%
*	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%	[12]
Net Assets	$ 2,182,270,648
Holdings Count | Holding	833
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$2,182,270,648
Total number of portfolio holdings	833
Portfolio turnover rate	13%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
Invesco Intermediate Municipal ETF	1.27%
Black Belt Energy Gas District (Gas), Series 2026 J, RB, 5.00%, 11/01/2036	1.18%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	1.17%
Black Belt Energy Gas District, Series 2026 A, RB, 5.00%, 12/01/2034	0.71%
Texas (State of) Water Development Board (Master Trust), Series 2024 A, RB, 4.13%, 10/15/2047	0.64%
Kentucky (Commonwealth of) Public Energy Authority, Series 2025 B, RB, 5.00%, 12/01/2033	0.63%
Houston (City of), TX (United Airlines, Inc.), Series 2021 B-1, RB, 4.00%, 07/15/2041	0.61%
Broward (County of), FL (Convention Center Expansion), Series 2021, RB, 4.00%, 09/01/2037	0.60%
Houston (City of), TX Airport System (United Airlines, Inc.), Series 2024 B, RB, 5.50%, 07/15/2035	0.59%
Cape Coral (City of), FL, Series 2017, Ref. RB, 4.00%, 10/01/2042	0.59%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Invesco Intermediate Municipal ETF	1.27%
Black Belt Energy Gas District (Gas), Series 2026 J, RB, 5.00%, 11/01/2036	1.18%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	1.17%
Black Belt Energy Gas District, Series 2026 A, RB, 5.00%, 12/01/2034	0.71%
Texas (State of) Water Development Board (Master Trust), Series 2024 A, RB, 4.13%, 10/15/2047	0.64%
Kentucky (Commonwealth of) Public Energy Authority, Series 2025 B, RB, 5.00%, 12/01/2033	0.63%
Houston (City of), TX (United Airlines, Inc.), Series 2021 B-1, RB, 4.00%, 07/15/2041	0.61%
Broward (County of), FL (Convention Center Expansion), Series 2021, RB, 4.00%, 09/01/2037	0.60%
Houston (City of), TX Airport System (United Airlines, Inc.), Series 2024 B, RB, 5.50%, 07/15/2035	0.59%
Cape Coral (City of), FL, Series 2017, Ref. RB, 4.00%, 10/01/2042	0.59%

C000084630 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Intermediate Term Municipal Income Fund
Class Name	Class Y
Trading Symbol	VKLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Intermediate Term Municipal Income Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Intermediate Term Municipal Income Fund (Class Y)	$27	0.54%
*	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%	[13]
Net Assets	$ 2,182,270,648
Holdings Count | Holding	833
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$2,182,270,648
Total number of portfolio holdings	833
Portfolio turnover rate	13%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
Invesco Intermediate Municipal ETF	1.27%
Black Belt Energy Gas District (Gas), Series 2026 J, RB, 5.00%, 11/01/2036	1.18%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	1.17%
Black Belt Energy Gas District, Series 2026 A, RB, 5.00%, 12/01/2034	0.71%
Texas (State of) Water Development Board (Master Trust), Series 2024 A, RB, 4.13%, 10/15/2047	0.64%
Kentucky (Commonwealth of) Public Energy Authority, Series 2025 B, RB, 5.00%, 12/01/2033	0.63%
Houston (City of), TX (United Airlines, Inc.), Series 2021 B-1, RB, 4.00%, 07/15/2041	0.61%
Broward (County of), FL (Convention Center Expansion), Series 2021, RB, 4.00%, 09/01/2037	0.60%
Houston (City of), TX Airport System (United Airlines, Inc.), Series 2024 B, RB, 5.50%, 07/15/2035	0.59%
Cape Coral (City of), FL, Series 2017, Ref. RB, 4.00%, 10/01/2042	0.59%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Invesco Intermediate Municipal ETF	1.27%
Black Belt Energy Gas District (Gas), Series 2026 J, RB, 5.00%, 11/01/2036	1.18%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	1.17%
Black Belt Energy Gas District, Series 2026 A, RB, 5.00%, 12/01/2034	0.71%
Texas (State of) Water Development Board (Master Trust), Series 2024 A, RB, 4.13%, 10/15/2047	0.64%
Kentucky (Commonwealth of) Public Energy Authority, Series 2025 B, RB, 5.00%, 12/01/2033	0.63%
Houston (City of), TX (United Airlines, Inc.), Series 2021 B-1, RB, 4.00%, 07/15/2041	0.61%
Broward (County of), FL (Convention Center Expansion), Series 2021, RB, 4.00%, 09/01/2037	0.60%
Houston (City of), TX Airport System (United Airlines, Inc.), Series 2024 B, RB, 5.50%, 07/15/2035	0.59%
Cape Coral (City of), FL, Series 2017, Ref. RB, 4.00%, 10/01/2042	0.59%

C000084629 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Intermediate Term Municipal Income Fund
Class Name	Class C
Trading Symbol	VKLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Intermediate Term Municipal Income Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Intermediate Term Municipal Income Fund (Class C)	$77	1.54%
*	Annualized.

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.54%	[14]
Net Assets	$ 2,182,270,648
Holdings Count | Holding	833
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$2,182,270,648
Total number of portfolio holdings	833
Portfolio turnover rate	13%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
Invesco Intermediate Municipal ETF	1.27%
Black Belt Energy Gas District (Gas), Series 2026 J, RB, 5.00%, 11/01/2036	1.18%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	1.17%
Black Belt Energy Gas District, Series 2026 A, RB, 5.00%, 12/01/2034	0.71%
Texas (State of) Water Development Board (Master Trust), Series 2024 A, RB, 4.13%, 10/15/2047	0.64%
Kentucky (Commonwealth of) Public Energy Authority, Series 2025 B, RB, 5.00%, 12/01/2033	0.63%
Houston (City of), TX (United Airlines, Inc.), Series 2021 B-1, RB, 4.00%, 07/15/2041	0.61%
Broward (County of), FL (Convention Center Expansion), Series 2021, RB, 4.00%, 09/01/2037	0.60%
Houston (City of), TX Airport System (United Airlines, Inc.), Series 2024 B, RB, 5.50%, 07/15/2035	0.59%
Cape Coral (City of), FL, Series 2017, Ref. RB, 4.00%, 10/01/2042	0.59%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Invesco Intermediate Municipal ETF	1.27%
Black Belt Energy Gas District (Gas), Series 2026 J, RB, 5.00%, 11/01/2036	1.18%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	1.17%
Black Belt Energy Gas District, Series 2026 A, RB, 5.00%, 12/01/2034	0.71%
Texas (State of) Water Development Board (Master Trust), Series 2024 A, RB, 4.13%, 10/15/2047	0.64%
Kentucky (Commonwealth of) Public Energy Authority, Series 2025 B, RB, 5.00%, 12/01/2033	0.63%
Houston (City of), TX (United Airlines, Inc.), Series 2021 B-1, RB, 4.00%, 07/15/2041	0.61%
Broward (County of), FL (Convention Center Expansion), Series 2021, RB, 4.00%, 09/01/2037	0.60%
Houston (City of), TX Airport System (United Airlines, Inc.), Series 2024 B, RB, 5.50%, 07/15/2035	0.59%
Cape Coral (City of), FL, Series 2017, Ref. RB, 4.00%, 10/01/2042	0.59%

C000084627 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Intermediate Term Municipal Income Fund
Class Name	Class A
Trading Symbol	VKLMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Intermediate Term Municipal Income Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Intermediate Term Municipal Income Fund (Class A)	$40	0.79%
*	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%	[15]
Net Assets	$ 2,182,270,648
Holdings Count | Holding	833
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$2,182,270,648
Total number of portfolio holdings	833
Portfolio turnover rate	13%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
Invesco Intermediate Municipal ETF	1.27%
Black Belt Energy Gas District (Gas), Series 2026 J, RB, 5.00%, 11/01/2036	1.18%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	1.17%
Black Belt Energy Gas District, Series 2026 A, RB, 5.00%, 12/01/2034	0.71%
Texas (State of) Water Development Board (Master Trust), Series 2024 A, RB, 4.13%, 10/15/2047	0.64%
Kentucky (Commonwealth of) Public Energy Authority, Series 2025 B, RB, 5.00%, 12/01/2033	0.63%
Houston (City of), TX (United Airlines, Inc.), Series 2021 B-1, RB, 4.00%, 07/15/2041	0.61%
Broward (County of), FL (Convention Center Expansion), Series 2021, RB, 4.00%, 09/01/2037	0.60%
Houston (City of), TX Airport System (United Airlines, Inc.), Series 2024 B, RB, 5.50%, 07/15/2035	0.59%
Cape Coral (City of), FL, Series 2017, Ref. RB, 4.00%, 10/01/2042	0.59%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Invesco Intermediate Municipal ETF	1.27%
Black Belt Energy Gas District (Gas), Series 2026 J, RB, 5.00%, 11/01/2036	1.18%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	1.17%
Black Belt Energy Gas District, Series 2026 A, RB, 5.00%, 12/01/2034	0.71%
Texas (State of) Water Development Board (Master Trust), Series 2024 A, RB, 4.13%, 10/15/2047	0.64%
Kentucky (Commonwealth of) Public Energy Authority, Series 2025 B, RB, 5.00%, 12/01/2033	0.63%
Houston (City of), TX (United Airlines, Inc.), Series 2021 B-1, RB, 4.00%, 07/15/2041	0.61%
Broward (County of), FL (Convention Center Expansion), Series 2021, RB, 4.00%, 09/01/2037	0.60%
Houston (City of), TX Airport System (United Airlines, Inc.), Series 2024 B, RB, 5.50%, 07/15/2035	0.59%
Cape Coral (City of), FL, Series 2017, Ref. RB, 4.00%, 10/01/2042	0.59%

C000084631 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Municipal Income Fund
Class Name	Class A
Trading Symbol	VKMMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Municipal Income Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Municipal Income Fund (Class A)	$55	1.09%
*	Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.09%	[16]
Net Assets	$ 2,574,597,498
Holdings Count | Holding	552
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$2,574,597,498
Total number of portfolio holdings	552
Portfolio turnover rate	6%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB, 4.00%, 10/01/2049	0.86%
Lower Alabama Gas District (The), Series 2016 A, RB, 5.00%, 09/01/2046	0.82%
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB, 5.25%, 07/01/2053	0.79%
TSASC, Inc., Series 2016 B, Ref. RB, 5.00%, 06/01/2045	0.72%
Miami-Dade (County of), FL, Subseries 2021 A-1, Ref. RB, 4.00%, 10/01/2045	0.63%
Columbus Regional Airport Authority (John Glenn Columbus International Airport), Series 2025, Ref. RB, 5.50%, 01/01/2055	0.63%
Board of Regents of the University of Texas System, Series 2019 B, RB, 5.00%, 08/15/2049	0.62%
Denver (City & County of), CO, Series 2018 A, Ref. RB, 5.00%, 12/01/2048	0.61%
Louisiana (State of) Public Facilities Authority (I-10 Calcasieu River Bridge), Series 2024, RB, 5.50%, 09/01/2059	0.61%
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2017 C, Ref. RB, 5.00%, 11/15/2047	0.61%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB, 4.00%, 10/01/2049	0.86%
Lower Alabama Gas District (The), Series 2016 A, RB, 5.00%, 09/01/2046	0.82%
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB, 5.25%, 07/01/2053	0.79%
TSASC, Inc., Series 2016 B, Ref. RB, 5.00%, 06/01/2045	0.72%
Miami-Dade (County of), FL, Subseries 2021 A-1, Ref. RB, 4.00%, 10/01/2045	0.63%
Columbus Regional Airport Authority (John Glenn Columbus International Airport), Series 2025, Ref. RB, 5.50%, 01/01/2055	0.63%
Board of Regents of the University of Texas System, Series 2019 B, RB, 5.00%, 08/15/2049	0.62%
Denver (City & County of), CO, Series 2018 A, Ref. RB, 5.00%, 12/01/2048	0.61%
Louisiana (State of) Public Facilities Authority (I-10 Calcasieu River Bridge), Series 2024, RB, 5.50%, 09/01/2059	0.61%
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2017 C, Ref. RB, 5.00%, 11/15/2047	0.61%

C000084633 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Municipal Income Fund
Class Name	Class C
Trading Symbol	VMICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Municipal Income Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Municipal Income Fund (Class C)	$92	1.84%
*	Annualized.

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.84%	[17]
Net Assets	$ 2,574,597,498
Holdings Count | Holding	552
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$2,574,597,498
Total number of portfolio holdings	552
Portfolio turnover rate	6%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB, 4.00%, 10/01/2049	0.86%
Lower Alabama Gas District (The), Series 2016 A, RB, 5.00%, 09/01/2046	0.82%
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB, 5.25%, 07/01/2053	0.79%
TSASC, Inc., Series 2016 B, Ref. RB, 5.00%, 06/01/2045	0.72%
Miami-Dade (County of), FL, Subseries 2021 A-1, Ref. RB, 4.00%, 10/01/2045	0.63%
Columbus Regional Airport Authority (John Glenn Columbus International Airport), Series 2025, Ref. RB, 5.50%, 01/01/2055	0.63%
Board of Regents of the University of Texas System, Series 2019 B, RB, 5.00%, 08/15/2049	0.62%
Denver (City & County of), CO, Series 2018 A, Ref. RB, 5.00%, 12/01/2048	0.61%
Louisiana (State of) Public Facilities Authority (I-10 Calcasieu River Bridge), Series 2024, RB, 5.50%, 09/01/2059	0.61%
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2017 C, Ref. RB, 5.00%, 11/15/2047	0.61%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB, 4.00%, 10/01/2049	0.86%
Lower Alabama Gas District (The), Series 2016 A, RB, 5.00%, 09/01/2046	0.82%
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB, 5.25%, 07/01/2053	0.79%
TSASC, Inc., Series 2016 B, Ref. RB, 5.00%, 06/01/2045	0.72%
Miami-Dade (County of), FL, Subseries 2021 A-1, Ref. RB, 4.00%, 10/01/2045	0.63%
Columbus Regional Airport Authority (John Glenn Columbus International Airport), Series 2025, Ref. RB, 5.50%, 01/01/2055	0.63%
Board of Regents of the University of Texas System, Series 2019 B, RB, 5.00%, 08/15/2049	0.62%
Denver (City & County of), CO, Series 2018 A, Ref. RB, 5.00%, 12/01/2048	0.61%
Louisiana (State of) Public Facilities Authority (I-10 Calcasieu River Bridge), Series 2024, RB, 5.50%, 09/01/2059	0.61%
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2017 C, Ref. RB, 5.00%, 11/15/2047	0.61%

C000084634 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Municipal Income Fund
Class Name	Class Y
Trading Symbol	VMIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Municipal Income Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Municipal Income Fund (Class Y)	$42	0.84%
*	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%	[18]
Net Assets	$ 2,574,597,498
Holdings Count | Holding	552
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$2,574,597,498
Total number of portfolio holdings	552
Portfolio turnover rate	6%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB, 4.00%, 10/01/2049	0.86%
Lower Alabama Gas District (The), Series 2016 A, RB, 5.00%, 09/01/2046	0.82%
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB, 5.25%, 07/01/2053	0.79%
TSASC, Inc., Series 2016 B, Ref. RB, 5.00%, 06/01/2045	0.72%
Miami-Dade (County of), FL, Subseries 2021 A-1, Ref. RB, 4.00%, 10/01/2045	0.63%
Columbus Regional Airport Authority (John Glenn Columbus International Airport), Series 2025, Ref. RB, 5.50%, 01/01/2055	0.63%
Board of Regents of the University of Texas System, Series 2019 B, RB, 5.00%, 08/15/2049	0.62%
Denver (City & County of), CO, Series 2018 A, Ref. RB, 5.00%, 12/01/2048	0.61%
Louisiana (State of) Public Facilities Authority (I-10 Calcasieu River Bridge), Series 2024, RB, 5.50%, 09/01/2059	0.61%
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2017 C, Ref. RB, 5.00%, 11/15/2047	0.61%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB, 4.00%, 10/01/2049	0.86%
Lower Alabama Gas District (The), Series 2016 A, RB, 5.00%, 09/01/2046	0.82%
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB, 5.25%, 07/01/2053	0.79%
TSASC, Inc., Series 2016 B, Ref. RB, 5.00%, 06/01/2045	0.72%
Miami-Dade (County of), FL, Subseries 2021 A-1, Ref. RB, 4.00%, 10/01/2045	0.63%
Columbus Regional Airport Authority (John Glenn Columbus International Airport), Series 2025, Ref. RB, 5.50%, 01/01/2055	0.63%
Board of Regents of the University of Texas System, Series 2019 B, RB, 5.00%, 08/15/2049	0.62%
Denver (City & County of), CO, Series 2018 A, Ref. RB, 5.00%, 12/01/2048	0.61%
Louisiana (State of) Public Facilities Authority (I-10 Calcasieu River Bridge), Series 2024, RB, 5.50%, 09/01/2059	0.61%
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2017 C, Ref. RB, 5.00%, 11/15/2047	0.61%

C000125172 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Municipal Income Fund
Class Name	Investor Class
Trading Symbol	VMINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Municipal Income Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Municipal Income Fund (Investor Class)	$52	1.03%
*	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.03%	[19]
Net Assets	$ 2,574,597,498
Holdings Count | Holding	552
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$2,574,597,498
Total number of portfolio holdings	552
Portfolio turnover rate	6%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB, 4.00%, 10/01/2049	0.86%
Lower Alabama Gas District (The), Series 2016 A, RB, 5.00%, 09/01/2046	0.82%
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB, 5.25%, 07/01/2053	0.79%
TSASC, Inc., Series 2016 B, Ref. RB, 5.00%, 06/01/2045	0.72%
Miami-Dade (County of), FL, Subseries 2021 A-1, Ref. RB, 4.00%, 10/01/2045	0.63%
Columbus Regional Airport Authority (John Glenn Columbus International Airport), Series 2025, Ref. RB, 5.50%, 01/01/2055	0.63%
Board of Regents of the University of Texas System, Series 2019 B, RB, 5.00%, 08/15/2049	0.62%
Denver (City & County of), CO, Series 2018 A, Ref. RB, 5.00%, 12/01/2048	0.61%
Louisiana (State of) Public Facilities Authority (I-10 Calcasieu River Bridge), Series 2024, RB, 5.50%, 09/01/2059	0.61%
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2017 C, Ref. RB, 5.00%, 11/15/2047	0.61%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB, 4.00%, 10/01/2049	0.86%
Lower Alabama Gas District (The), Series 2016 A, RB, 5.00%, 09/01/2046	0.82%
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB, 5.25%, 07/01/2053	0.79%
TSASC, Inc., Series 2016 B, Ref. RB, 5.00%, 06/01/2045	0.72%
Miami-Dade (County of), FL, Subseries 2021 A-1, Ref. RB, 4.00%, 10/01/2045	0.63%
Columbus Regional Airport Authority (John Glenn Columbus International Airport), Series 2025, Ref. RB, 5.50%, 01/01/2055	0.63%
Board of Regents of the University of Texas System, Series 2019 B, RB, 5.00%, 08/15/2049	0.62%
Denver (City & County of), CO, Series 2018 A, Ref. RB, 5.00%, 12/01/2048	0.61%
Louisiana (State of) Public Facilities Authority (I-10 Calcasieu River Bridge), Series 2024, RB, 5.50%, 09/01/2059	0.61%
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2017 C, Ref. RB, 5.00%, 11/15/2047	0.61%

C000188919 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Municipal Income Fund
Class Name	Class R6
Trading Symbol	VKMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Municipal Income Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Municipal Income Fund (Class R6)	$40	0.79%
*	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%	[20]
Net Assets	$ 2,574,597,498
Holdings Count | Holding	552
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$2,574,597,498
Total number of portfolio holdings	552
Portfolio turnover rate	6%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB, 4.00%, 10/01/2049	0.86%
Lower Alabama Gas District (The), Series 2016 A, RB, 5.00%, 09/01/2046	0.82%
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB, 5.25%, 07/01/2053	0.79%
TSASC, Inc., Series 2016 B, Ref. RB, 5.00%, 06/01/2045	0.72%
Miami-Dade (County of), FL, Subseries 2021 A-1, Ref. RB, 4.00%, 10/01/2045	0.63%
Columbus Regional Airport Authority (John Glenn Columbus International Airport), Series 2025, Ref. RB, 5.50%, 01/01/2055	0.63%
Board of Regents of the University of Texas System, Series 2019 B, RB, 5.00%, 08/15/2049	0.62%
Denver (City & County of), CO, Series 2018 A, Ref. RB, 5.00%, 12/01/2048	0.61%
Louisiana (State of) Public Facilities Authority (I-10 Calcasieu River Bridge), Series 2024, RB, 5.50%, 09/01/2059	0.61%
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2017 C, Ref. RB, 5.00%, 11/15/2047	0.61%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB, 4.00%, 10/01/2049	0.86%
Lower Alabama Gas District (The), Series 2016 A, RB, 5.00%, 09/01/2046	0.82%
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB, 5.25%, 07/01/2053	0.79%
TSASC, Inc., Series 2016 B, Ref. RB, 5.00%, 06/01/2045	0.72%
Miami-Dade (County of), FL, Subseries 2021 A-1, Ref. RB, 4.00%, 10/01/2045	0.63%
Columbus Regional Airport Authority (John Glenn Columbus International Airport), Series 2025, Ref. RB, 5.50%, 01/01/2055	0.63%
Board of Regents of the University of Texas System, Series 2019 B, RB, 5.00%, 08/15/2049	0.62%
Denver (City & County of), CO, Series 2018 A, Ref. RB, 5.00%, 12/01/2048	0.61%
Louisiana (State of) Public Facilities Authority (I-10 Calcasieu River Bridge), Series 2024, RB, 5.50%, 09/01/2059	0.61%
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2017 C, Ref. RB, 5.00%, 11/15/2047	0.61%

C000209254 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rochester® New York Municipals Fund
Class Name	Class R6
Trading Symbol	IORUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Rochester® New York Municipals Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® New York Municipals Fund (Class R6)	$38	0.77%
*	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.77%	[21]
Net Assets	$ 3,702,943,253
Holdings Count | Holding	554
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$3,702,943,253
Total number of portfolio holdings	554
Portfolio turnover rate	8%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
New York (City of), NY Transitional Finance Authority, Series 2024 A-1, RB, 5.00%, 05/01/2053	2.70%
University of Puerto Rico, Series 2006 Q, RB, 5.00%, 06/01/2036	1.73%
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-1, RB, 5.25%, 06/15/2052	1.38%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	1.22%
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 A, RB, 5.25%, 01/01/2050	1.18%
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds), Series 2023, RB, 5.13%, 06/30/2060	1.11%
New York (State of) Thruway Authority, Series 2019 B, RB, 4.00%, 01/01/2050	1.07%
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds), Series 2024, Ref. RB, 5.25%, 12/31/2054	1.00%
New York (City of), NY Municipal Water Finance Authority, Series 2024 AA-1, RB, 5.25%, 06/15/2053	0.97%
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group), Series 2024, RB, 5.25%, 10/01/2049	0.90%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
New York (City of), NY Transitional Finance Authority, Series 2024 A-1, RB, 5.00%, 05/01/2053	2.70%
University of Puerto Rico, Series 2006 Q, RB, 5.00%, 06/01/2036	1.73%
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-1, RB, 5.25%, 06/15/2052	1.38%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	1.22%
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 A, RB, 5.25%, 01/01/2050	1.18%
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds), Series 2023, RB, 5.13%, 06/30/2060	1.11%
New York (State of) Thruway Authority, Series 2019 B, RB, 4.00%, 01/01/2050	1.07%
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds), Series 2024, Ref. RB, 5.25%, 12/31/2054	1.00%
New York (City of), NY Municipal Water Finance Authority, Series 2024 AA-1, RB, 5.25%, 06/15/2053	0.97%
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group), Series 2024, RB, 5.25%, 10/01/2049	0.90%

C000209255 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rochester® New York Municipals Fund
Class Name	Class Y
Trading Symbol	RMUYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Rochester® New York Municipals Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® New York Municipals Fund (Class Y)	$41	0.82%
*	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%	[22]
Net Assets	$ 3,702,943,253
Holdings Count | Holding	554
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$3,702,943,253
Total number of portfolio holdings	554
Portfolio turnover rate	8%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
New York (City of), NY Transitional Finance Authority, Series 2024 A-1, RB, 5.00%, 05/01/2053	2.70%
University of Puerto Rico, Series 2006 Q, RB, 5.00%, 06/01/2036	1.73%
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-1, RB, 5.25%, 06/15/2052	1.38%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	1.22%
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 A, RB, 5.25%, 01/01/2050	1.18%
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds), Series 2023, RB, 5.13%, 06/30/2060	1.11%
New York (State of) Thruway Authority, Series 2019 B, RB, 4.00%, 01/01/2050	1.07%
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds), Series 2024, Ref. RB, 5.25%, 12/31/2054	1.00%
New York (City of), NY Municipal Water Finance Authority, Series 2024 AA-1, RB, 5.25%, 06/15/2053	0.97%
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group), Series 2024, RB, 5.25%, 10/01/2049	0.90%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
New York (City of), NY Transitional Finance Authority, Series 2024 A-1, RB, 5.00%, 05/01/2053	2.70%
University of Puerto Rico, Series 2006 Q, RB, 5.00%, 06/01/2036	1.73%
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-1, RB, 5.25%, 06/15/2052	1.38%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	1.22%
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 A, RB, 5.25%, 01/01/2050	1.18%
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds), Series 2023, RB, 5.13%, 06/30/2060	1.11%
New York (State of) Thruway Authority, Series 2019 B, RB, 4.00%, 01/01/2050	1.07%
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds), Series 2024, Ref. RB, 5.25%, 12/31/2054	1.00%
New York (City of), NY Municipal Water Finance Authority, Series 2024 AA-1, RB, 5.25%, 06/15/2053	0.97%
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group), Series 2024, RB, 5.25%, 10/01/2049	0.90%

C000209257 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rochester® New York Municipals Fund
Class Name	Class C
Trading Symbol	RMUCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Rochester® New York Municipals Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® New York Municipals Fund (Class C)	$91	1.82%
*	Annualized.

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.82%	[23]
Net Assets	$ 3,702,943,253
Holdings Count | Holding	554
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$3,702,943,253
Total number of portfolio holdings	554
Portfolio turnover rate	8%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
New York (City of), NY Transitional Finance Authority, Series 2024 A-1, RB, 5.00%, 05/01/2053	2.70%
University of Puerto Rico, Series 2006 Q, RB, 5.00%, 06/01/2036	1.73%
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-1, RB, 5.25%, 06/15/2052	1.38%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	1.22%
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 A, RB, 5.25%, 01/01/2050	1.18%
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds), Series 2023, RB, 5.13%, 06/30/2060	1.11%
New York (State of) Thruway Authority, Series 2019 B, RB, 4.00%, 01/01/2050	1.07%
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds), Series 2024, Ref. RB, 5.25%, 12/31/2054	1.00%
New York (City of), NY Municipal Water Finance Authority, Series 2024 AA-1, RB, 5.25%, 06/15/2053	0.97%
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group), Series 2024, RB, 5.25%, 10/01/2049	0.90%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
New York (City of), NY Transitional Finance Authority, Series 2024 A-1, RB, 5.00%, 05/01/2053	2.70%
University of Puerto Rico, Series 2006 Q, RB, 5.00%, 06/01/2036	1.73%
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-1, RB, 5.25%, 06/15/2052	1.38%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	1.22%
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 A, RB, 5.25%, 01/01/2050	1.18%
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds), Series 2023, RB, 5.13%, 06/30/2060	1.11%
New York (State of) Thruway Authority, Series 2019 B, RB, 4.00%, 01/01/2050	1.07%
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds), Series 2024, Ref. RB, 5.25%, 12/31/2054	1.00%
New York (City of), NY Municipal Water Finance Authority, Series 2024 AA-1, RB, 5.25%, 06/15/2053	0.97%
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group), Series 2024, RB, 5.25%, 10/01/2049	0.90%

C000209259 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rochester® New York Municipals Fund
Class Name	Class A
Trading Symbol	RMUNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Rochester® New York Municipals Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® New York Municipals Fund (Class A)	$53	1.06%
*	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.06%	[24]
Net Assets	$ 3,702,943,253
Holdings Count | Holding	554
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$3,702,943,253
Total number of portfolio holdings	554
Portfolio turnover rate	8%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
New York (City of), NY Transitional Finance Authority, Series 2024 A-1, RB, 5.00%, 05/01/2053	2.70%
University of Puerto Rico, Series 2006 Q, RB, 5.00%, 06/01/2036	1.73%
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-1, RB, 5.25%, 06/15/2052	1.38%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	1.22%
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 A, RB, 5.25%, 01/01/2050	1.18%
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds), Series 2023, RB, 5.13%, 06/30/2060	1.11%
New York (State of) Thruway Authority, Series 2019 B, RB, 4.00%, 01/01/2050	1.07%
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds), Series 2024, Ref. RB, 5.25%, 12/31/2054	1.00%
New York (City of), NY Municipal Water Finance Authority, Series 2024 AA-1, RB, 5.25%, 06/15/2053	0.97%
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group), Series 2024, RB, 5.25%, 10/01/2049	0.90%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
New York (City of), NY Transitional Finance Authority, Series 2024 A-1, RB, 5.00%, 05/01/2053	2.70%
University of Puerto Rico, Series 2006 Q, RB, 5.00%, 06/01/2036	1.73%
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-1, RB, 5.25%, 06/15/2052	1.38%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	1.22%
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 A, RB, 5.25%, 01/01/2050	1.18%
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds), Series 2023, RB, 5.13%, 06/30/2060	1.11%
New York (State of) Thruway Authority, Series 2019 B, RB, 4.00%, 01/01/2050	1.07%
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds), Series 2024, Ref. RB, 5.25%, 12/31/2054	1.00%
New York (City of), NY Municipal Water Finance Authority, Series 2024 AA-1, RB, 5.25%, 06/15/2053	0.97%
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group), Series 2024, RB, 5.25%, 10/01/2049	0.90%

C000209261 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rochester® Limited Term New York Municipal Fund
Class Name	Class A
Trading Symbol	LTNYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Rochester® Limited Term New York Municipal Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® Limited Term New York Municipal Fund (Class A)	$38	0.76%
*	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%	[25]
Net Assets	$ 1,488,178,157
Holdings Count | Holding	511
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$1,488,178,157
Total number of portfolio holdings	511
Portfolio turnover rate	13%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB, 4.00%, 03/15/2043	1.53%
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB, 5.00%, 05/01/2042	1.44%
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	1.44%
New York (City of), NY, Series 2021-3, VRD GO Bonds, 2.20%, 04/01/2042	1.34%
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	1.16%
New York (City of), NY Municipal Water Finance Authority, Series 2026, Ref. VRD RB, 2.55%, 06/15/2041	1.05%
Tender Option Bond Trust Receipts/Certificates, Series 2025, VRD RB, 1.88%, 05/15/2032	0.95%
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 A, RB, 5.00%, 07/01/2046	0.89%
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment), Series 2018, RB, 5.00%, 01/01/2034	0.88%
New York (State of) Housing Finance Agency, Series 2009, VRD RB, 1.80%, 05/15/2039	0.87%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB, 4.00%, 03/15/2043	1.53%
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB, 5.00%, 05/01/2042	1.44%
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	1.44%
New York (City of), NY, Series 2021-3, VRD GO Bonds, 2.20%, 04/01/2042	1.34%
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	1.16%
New York (City of), NY Municipal Water Finance Authority, Series 2026, Ref. VRD RB, 2.55%, 06/15/2041	1.05%
Tender Option Bond Trust Receipts/Certificates, Series 2025, VRD RB, 1.88%, 05/15/2032	0.95%
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 A, RB, 5.00%, 07/01/2046	0.89%
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment), Series 2018, RB, 5.00%, 01/01/2034	0.88%
New York (State of) Housing Finance Agency, Series 2009, VRD RB, 1.80%, 05/15/2039	0.87%

C000209262 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rochester® Limited Term New York Municipal Fund
Class Name	Class C
Trading Symbol	LTNCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Rochester® Limited Term New York Municipal Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® Limited Term New York Municipal Fund (Class C)	$76	1.51%
*	Annualized.

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.51%	[26]
Net Assets	$ 1,488,178,157
Holdings Count | Holding	511
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$1,488,178,157
Total number of portfolio holdings	511
Portfolio turnover rate	13%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB, 4.00%, 03/15/2043	1.53%
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB, 5.00%, 05/01/2042	1.44%
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	1.44%
New York (City of), NY, Series 2021-3, VRD GO Bonds, 2.20%, 04/01/2042	1.34%
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	1.16%
New York (City of), NY Municipal Water Finance Authority, Series 2026, Ref. VRD RB, 2.55%, 06/15/2041	1.05%
Tender Option Bond Trust Receipts/Certificates, Series 2025, VRD RB, 1.88%, 05/15/2032	0.95%
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 A, RB, 5.00%, 07/01/2046	0.89%
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment), Series 2018, RB, 5.00%, 01/01/2034	0.88%
New York (State of) Housing Finance Agency, Series 2009, VRD RB, 1.80%, 05/15/2039	0.87%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB, 4.00%, 03/15/2043	1.53%
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB, 5.00%, 05/01/2042	1.44%
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	1.44%
New York (City of), NY, Series 2021-3, VRD GO Bonds, 2.20%, 04/01/2042	1.34%
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	1.16%
New York (City of), NY Municipal Water Finance Authority, Series 2026, Ref. VRD RB, 2.55%, 06/15/2041	1.05%
Tender Option Bond Trust Receipts/Certificates, Series 2025, VRD RB, 1.88%, 05/15/2032	0.95%
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 A, RB, 5.00%, 07/01/2046	0.89%
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment), Series 2018, RB, 5.00%, 01/01/2034	0.88%
New York (State of) Housing Finance Agency, Series 2009, VRD RB, 1.80%, 05/15/2039	0.87%

C000209265 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rochester® Limited Term New York Municipal Fund
Class Name	Class Y
Trading Symbol	LTBYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Rochester® Limited Term New York Municipal Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® Limited Term New York Municipal Fund (Class Y)	$26	0.51%
*	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%	[27]
Net Assets	$ 1,488,178,157
Holdings Count | Holding	511
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$1,488,178,157
Total number of portfolio holdings	511
Portfolio turnover rate	13%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB, 4.00%, 03/15/2043	1.53%
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB, 5.00%, 05/01/2042	1.44%
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	1.44%
New York (City of), NY, Series 2021-3, VRD GO Bonds, 2.20%, 04/01/2042	1.34%
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	1.16%
New York (City of), NY Municipal Water Finance Authority, Series 2026, Ref. VRD RB, 2.55%, 06/15/2041	1.05%
Tender Option Bond Trust Receipts/Certificates, Series 2025, VRD RB, 1.88%, 05/15/2032	0.95%
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 A, RB, 5.00%, 07/01/2046	0.89%
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment), Series 2018, RB, 5.00%, 01/01/2034	0.88%
New York (State of) Housing Finance Agency, Series 2009, VRD RB, 1.80%, 05/15/2039	0.87%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB, 4.00%, 03/15/2043	1.53%
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB, 5.00%, 05/01/2042	1.44%
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	1.44%
New York (City of), NY, Series 2021-3, VRD GO Bonds, 2.20%, 04/01/2042	1.34%
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	1.16%
New York (City of), NY Municipal Water Finance Authority, Series 2026, Ref. VRD RB, 2.55%, 06/15/2041	1.05%
Tender Option Bond Trust Receipts/Certificates, Series 2025, VRD RB, 1.88%, 05/15/2032	0.95%
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 A, RB, 5.00%, 07/01/2046	0.89%
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment), Series 2018, RB, 5.00%, 01/01/2034	0.88%
New York (State of) Housing Finance Agency, Series 2009, VRD RB, 1.80%, 05/15/2039	0.87%

C000209263 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rochester® Limited Term New York Municipal Fund
Class Name	Class R6
Trading Symbol	IORMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Rochester® Limited Term New York Municipal Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® Limited Term New York Municipal Fund (Class R6)	$24	0.47%
*	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%	[28]
Net Assets	$ 1,488,178,157
Holdings Count | Holding	511
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$1,488,178,157
Total number of portfolio holdings	511
Portfolio turnover rate	13%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB, 4.00%, 03/15/2043	1.53%
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB, 5.00%, 05/01/2042	1.44%
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	1.44%
New York (City of), NY, Series 2021-3, VRD GO Bonds, 2.20%, 04/01/2042	1.34%
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	1.16%
New York (City of), NY Municipal Water Finance Authority, Series 2026, Ref. VRD RB, 2.55%, 06/15/2041	1.05%
Tender Option Bond Trust Receipts/Certificates, Series 2025, VRD RB, 1.88%, 05/15/2032	0.95%
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 A, RB, 5.00%, 07/01/2046	0.89%
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment), Series 2018, RB, 5.00%, 01/01/2034	0.88%
New York (State of) Housing Finance Agency, Series 2009, VRD RB, 1.80%, 05/15/2039	0.87%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB, 4.00%, 03/15/2043	1.53%
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB, 5.00%, 05/01/2042	1.44%
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	1.44%
New York (City of), NY, Series 2021-3, VRD GO Bonds, 2.20%, 04/01/2042	1.34%
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	1.16%
New York (City of), NY Municipal Water Finance Authority, Series 2026, Ref. VRD RB, 2.55%, 06/15/2041	1.05%
Tender Option Bond Trust Receipts/Certificates, Series 2025, VRD RB, 1.88%, 05/15/2032	0.95%
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 A, RB, 5.00%, 07/01/2046	0.89%
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment), Series 2018, RB, 5.00%, 01/01/2034	0.88%
New York (State of) Housing Finance Agency, Series 2009, VRD RB, 1.80%, 05/15/2039	0.87%

C000209274 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Pennsylvania Municipal Fund
Class Name	Class R6
Trading Symbol	IORPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Pennsylvania Municipal Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Pennsylvania Municipal Fund (Class R6)	$46	0.92%
*	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.92%	[29]
Net Assets	$ 646,891,969
Holdings Count | Holding	229
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$646,891,969
Total number of portfolio holdings	229
Portfolio turnover rate	13%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
Philadelphia (City of), PA Authority for Industrial Development (Children's Hospital of Philadelphia (The)), Series 2024 A, RB, 5.25%, 07/01/2049	4.50%
Allegheny (County of), PA Airport Authority (Pittsburgh International Airport), Series 2025 A, RB, 5.50%, 01/01/2055	3.98%
Allegheny (County of), PA Airport Authority (Pittsburgh International Airport), Series 2021 A, RB, 5.00%, 01/01/2051	2.49%
Children's Trust Fund, Series 2008 A, RB, 0.00%, 05/15/2057	2.46%
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement), Series 2015, RB, 5.00%, 12/31/2038	2.10%
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009 E, RB, 6.38%, 12/01/2038	1.83%
Pennsylvania State University (The), Series 2026 A, Ref. RB, 5.25%, 09/01/2051	1.62%
Allegheny (County of), PA Sanitary Authority, Series 2025, Ref. RB, 5.00%, 12/01/2055	1.56%
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2019 A, Ref. RB, 5.00%, 07/01/2044	1.55%
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges), Series 2022, RB, 5.00%, 12/31/2057	1.55%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Philadelphia (City of), PA Authority for Industrial Development (Children's Hospital of Philadelphia (The)), Series 2024 A, RB, 5.25%, 07/01/2049	4.50%
Allegheny (County of), PA Airport Authority (Pittsburgh International Airport), Series 2025 A, RB, 5.50%, 01/01/2055	3.98%
Allegheny (County of), PA Airport Authority (Pittsburgh International Airport), Series 2021 A, RB, 5.00%, 01/01/2051	2.49%
Children's Trust Fund, Series 2008 A, RB, 0.00%, 05/15/2057	2.46%
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement), Series 2015, RB, 5.00%, 12/31/2038	2.10%
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009 E, RB, 6.38%, 12/01/2038	1.83%
Pennsylvania State University (The), Series 2026 A, Ref. RB, 5.25%, 09/01/2051	1.62%
Allegheny (County of), PA Sanitary Authority, Series 2025, Ref. RB, 5.00%, 12/01/2055	1.56%
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2019 A, Ref. RB, 5.00%, 07/01/2044	1.55%
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges), Series 2022, RB, 5.00%, 12/31/2057	1.55%

C000209269 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Pennsylvania Municipal Fund
Class Name	Class Y
Trading Symbol	OPAYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Pennsylvania Municipal Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Pennsylvania Municipal Fund (Class Y)	$49	0.98%
*	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.98%	[30]
Net Assets	$ 646,891,969
Holdings Count | Holding	229
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$646,891,969
Total number of portfolio holdings	229
Portfolio turnover rate	13%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
Philadelphia (City of), PA Authority for Industrial Development (Children's Hospital of Philadelphia (The)), Series 2024 A, RB, 5.25%, 07/01/2049	4.50%
Allegheny (County of), PA Airport Authority (Pittsburgh International Airport), Series 2025 A, RB, 5.50%, 01/01/2055	3.98%
Allegheny (County of), PA Airport Authority (Pittsburgh International Airport), Series 2021 A, RB, 5.00%, 01/01/2051	2.49%
Children's Trust Fund, Series 2008 A, RB, 0.00%, 05/15/2057	2.46%
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement), Series 2015, RB, 5.00%, 12/31/2038	2.10%
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009 E, RB, 6.38%, 12/01/2038	1.83%
Pennsylvania State University (The), Series 2026 A, Ref. RB, 5.25%, 09/01/2051	1.62%
Allegheny (County of), PA Sanitary Authority, Series 2025, Ref. RB, 5.00%, 12/01/2055	1.56%
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2019 A, Ref. RB, 5.00%, 07/01/2044	1.55%
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges), Series 2022, RB, 5.00%, 12/31/2057	1.55%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Philadelphia (City of), PA Authority for Industrial Development (Children's Hospital of Philadelphia (The)), Series 2024 A, RB, 5.25%, 07/01/2049	4.50%
Allegheny (County of), PA Airport Authority (Pittsburgh International Airport), Series 2025 A, RB, 5.50%, 01/01/2055	3.98%
Allegheny (County of), PA Airport Authority (Pittsburgh International Airport), Series 2021 A, RB, 5.00%, 01/01/2051	2.49%
Children's Trust Fund, Series 2008 A, RB, 0.00%, 05/15/2057	2.46%
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement), Series 2015, RB, 5.00%, 12/31/2038	2.10%
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009 E, RB, 6.38%, 12/01/2038	1.83%
Pennsylvania State University (The), Series 2026 A, Ref. RB, 5.25%, 09/01/2051	1.62%
Allegheny (County of), PA Sanitary Authority, Series 2025, Ref. RB, 5.00%, 12/01/2055	1.56%
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2019 A, Ref. RB, 5.00%, 07/01/2044	1.55%
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges), Series 2022, RB, 5.00%, 12/31/2057	1.55%

C000209267 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Pennsylvania Municipal Fund
Class Name	Class C
Trading Symbol	OPACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Pennsylvania Municipal Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Pennsylvania Municipal Fund (Class C)	$93	1.86%
*	Annualized.

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.86%	[31]
Net Assets	$ 646,891,969
Holdings Count | Holding	229
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$646,891,969
Total number of portfolio holdings	229
Portfolio turnover rate	13%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
Philadelphia (City of), PA Authority for Industrial Development (Children's Hospital of Philadelphia (The)), Series 2024 A, RB, 5.25%, 07/01/2049	4.50%
Allegheny (County of), PA Airport Authority (Pittsburgh International Airport), Series 2025 A, RB, 5.50%, 01/01/2055	3.98%
Allegheny (County of), PA Airport Authority (Pittsburgh International Airport), Series 2021 A, RB, 5.00%, 01/01/2051	2.49%
Children's Trust Fund, Series 2008 A, RB, 0.00%, 05/15/2057	2.46%
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement), Series 2015, RB, 5.00%, 12/31/2038	2.10%
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009 E, RB, 6.38%, 12/01/2038	1.83%
Pennsylvania State University (The), Series 2026 A, Ref. RB, 5.25%, 09/01/2051	1.62%
Allegheny (County of), PA Sanitary Authority, Series 2025, Ref. RB, 5.00%, 12/01/2055	1.56%
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2019 A, Ref. RB, 5.00%, 07/01/2044	1.55%
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges), Series 2022, RB, 5.00%, 12/31/2057	1.55%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Philadelphia (City of), PA Authority for Industrial Development (Children's Hospital of Philadelphia (The)), Series 2024 A, RB, 5.25%, 07/01/2049	4.50%
Allegheny (County of), PA Airport Authority (Pittsburgh International Airport), Series 2025 A, RB, 5.50%, 01/01/2055	3.98%
Allegheny (County of), PA Airport Authority (Pittsburgh International Airport), Series 2021 A, RB, 5.00%, 01/01/2051	2.49%
Children's Trust Fund, Series 2008 A, RB, 0.00%, 05/15/2057	2.46%
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement), Series 2015, RB, 5.00%, 12/31/2038	2.10%
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009 E, RB, 6.38%, 12/01/2038	1.83%
Pennsylvania State University (The), Series 2026 A, Ref. RB, 5.25%, 09/01/2051	1.62%
Allegheny (County of), PA Sanitary Authority, Series 2025, Ref. RB, 5.00%, 12/01/2055	1.56%
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2019 A, Ref. RB, 5.00%, 07/01/2044	1.55%
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges), Series 2022, RB, 5.00%, 12/31/2057	1.55%

C000209275 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Pennsylvania Municipal Fund
Class Name	Class A
Trading Symbol	OPATX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Pennsylvania Municipal Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Pennsylvania Municipal Fund (Class A)	$61	1.22%
*	Annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.22%	[32]
Net Assets	$ 646,891,969
Holdings Count | Holding	229
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$646,891,969
Total number of portfolio holdings	229
Portfolio turnover rate	13%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
Philadelphia (City of), PA Authority for Industrial Development (Children's Hospital of Philadelphia (The)), Series 2024 A, RB, 5.25%, 07/01/2049	4.50%
Allegheny (County of), PA Airport Authority (Pittsburgh International Airport), Series 2025 A, RB, 5.50%, 01/01/2055	3.98%
Allegheny (County of), PA Airport Authority (Pittsburgh International Airport), Series 2021 A, RB, 5.00%, 01/01/2051	2.49%
Children's Trust Fund, Series 2008 A, RB, 0.00%, 05/15/2057	2.46%
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement), Series 2015, RB, 5.00%, 12/31/2038	2.10%
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009 E, RB, 6.38%, 12/01/2038	1.83%
Pennsylvania State University (The), Series 2026 A, Ref. RB, 5.25%, 09/01/2051	1.62%
Allegheny (County of), PA Sanitary Authority, Series 2025, Ref. RB, 5.00%, 12/01/2055	1.56%
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2019 A, Ref. RB, 5.00%, 07/01/2044	1.55%
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges), Series 2022, RB, 5.00%, 12/31/2057	1.55%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Philadelphia (City of), PA Authority for Industrial Development (Children's Hospital of Philadelphia (The)), Series 2024 A, RB, 5.25%, 07/01/2049	4.50%
Allegheny (County of), PA Airport Authority (Pittsburgh International Airport), Series 2025 A, RB, 5.50%, 01/01/2055	3.98%
Allegheny (County of), PA Airport Authority (Pittsburgh International Airport), Series 2021 A, RB, 5.00%, 01/01/2051	2.49%
Children's Trust Fund, Series 2008 A, RB, 0.00%, 05/15/2057	2.46%
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement), Series 2015, RB, 5.00%, 12/31/2038	2.10%
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009 E, RB, 6.38%, 12/01/2038	1.83%
Pennsylvania State University (The), Series 2026 A, Ref. RB, 5.25%, 09/01/2051	1.62%
Allegheny (County of), PA Sanitary Authority, Series 2025, Ref. RB, 5.00%, 12/01/2055	1.56%
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2019 A, Ref. RB, 5.00%, 07/01/2044	1.55%
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges), Series 2022, RB, 5.00%, 12/31/2057	1.55%

C000209278 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rochester® Municipal Opportunities Fund
Class Name	Class A
Trading Symbol	ORNAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Rochester® Municipal Opportunities Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® Municipal Opportunities Fund (Class A)	$58	1.16%
*	Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.16%	[33]
Net Assets	$ 8,657,427,789
Holdings Count | Holding	1,557
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$8,657,427,789
Total number of portfolio holdings	1,557
Portfolio turnover rate	7%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
California (State of) County Tobacco Securitization Agency, Series 2006 A, RB, 0.00%, 06/01/2050	1.38%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	1.27%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	1.22%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 C, RB, 0.00%, 06/15/2055	0.91%
Patriots Energy Group Financing Agency, Series 2023 A-1, RB, 5.25%, 08/01/2031	0.79%
Dawson Trails Metropolitan District No. 1, Series 2026, Ref. GO Bonds, 0.00%, 12/01/2033	0.78%
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB, 5.25%, 07/01/2047	0.72%
Triborough Bridge & Tunnel Authority, Series 2025, RB, 5.00%, 05/15/2051	0.70%
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds), Series 2025 B, Ref. RB, 12.00%, 11/02/2026	0.65%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	0.64%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
California (State of) County Tobacco Securitization Agency, Series 2006 A, RB, 0.00%, 06/01/2050	1.38%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	1.27%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	1.22%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 C, RB, 0.00%, 06/15/2055	0.91%
Patriots Energy Group Financing Agency, Series 2023 A-1, RB, 5.25%, 08/01/2031	0.79%
Dawson Trails Metropolitan District No. 1, Series 2026, Ref. GO Bonds, 0.00%, 12/01/2033	0.78%
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB, 5.25%, 07/01/2047	0.72%
Triborough Bridge & Tunnel Authority, Series 2025, RB, 5.00%, 05/15/2051	0.70%
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds), Series 2025 B, Ref. RB, 12.00%, 11/02/2026	0.65%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	0.64%

C000209277 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rochester® Municipal Opportunities Fund
Class Name	Class C
Trading Symbol	ORNCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Rochester® Municipal Opportunities Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® Municipal Opportunities Fund (Class C)	$91	1.81%
*	Annualized.

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.81%	[34]
Net Assets	$ 8,657,427,789
Holdings Count | Holding	1,557
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$8,657,427,789
Total number of portfolio holdings	1,557
Portfolio turnover rate	7%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
California (State of) County Tobacco Securitization Agency, Series 2006 A, RB, 0.00%, 06/01/2050	1.38%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	1.27%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	1.22%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 C, RB, 0.00%, 06/15/2055	0.91%
Patriots Energy Group Financing Agency, Series 2023 A-1, RB, 5.25%, 08/01/2031	0.79%
Dawson Trails Metropolitan District No. 1, Series 2026, Ref. GO Bonds, 0.00%, 12/01/2033	0.78%
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB, 5.25%, 07/01/2047	0.72%
Triborough Bridge & Tunnel Authority, Series 2025, RB, 5.00%, 05/15/2051	0.70%
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds), Series 2025 B, Ref. RB, 12.00%, 11/02/2026	0.65%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	0.64%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
California (State of) County Tobacco Securitization Agency, Series 2006 A, RB, 0.00%, 06/01/2050	1.38%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	1.27%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	1.22%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 C, RB, 0.00%, 06/15/2055	0.91%
Patriots Energy Group Financing Agency, Series 2023 A-1, RB, 5.25%, 08/01/2031	0.79%
Dawson Trails Metropolitan District No. 1, Series 2026, Ref. GO Bonds, 0.00%, 12/01/2033	0.78%
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB, 5.25%, 07/01/2047	0.72%
Triborough Bridge & Tunnel Authority, Series 2025, RB, 5.00%, 05/15/2051	0.70%
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds), Series 2025 B, Ref. RB, 12.00%, 11/02/2026	0.65%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	0.64%

C000209279 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rochester® Municipal Opportunities Fund
Class Name	Class Y
Trading Symbol	ORNYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Rochester® Municipal Opportunities Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® Municipal Opportunities Fund (Class Y)	$46	0.91%
*	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%	[35]
Net Assets	$ 8,657,427,789
Holdings Count | Holding	1,557
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$8,657,427,789
Total number of portfolio holdings	1,557
Portfolio turnover rate	7%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
California (State of) County Tobacco Securitization Agency, Series 2006 A, RB, 0.00%, 06/01/2050	1.38%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	1.27%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	1.22%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 C, RB, 0.00%, 06/15/2055	0.91%
Patriots Energy Group Financing Agency, Series 2023 A-1, RB, 5.25%, 08/01/2031	0.79%
Dawson Trails Metropolitan District No. 1, Series 2026, Ref. GO Bonds, 0.00%, 12/01/2033	0.78%
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB, 5.25%, 07/01/2047	0.72%
Triborough Bridge & Tunnel Authority, Series 2025, RB, 5.00%, 05/15/2051	0.70%
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds), Series 2025 B, Ref. RB, 12.00%, 11/02/2026	0.65%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	0.64%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
California (State of) County Tobacco Securitization Agency, Series 2006 A, RB, 0.00%, 06/01/2050	1.38%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	1.27%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	1.22%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 C, RB, 0.00%, 06/15/2055	0.91%
Patriots Energy Group Financing Agency, Series 2023 A-1, RB, 5.25%, 08/01/2031	0.79%
Dawson Trails Metropolitan District No. 1, Series 2026, Ref. GO Bonds, 0.00%, 12/01/2033	0.78%
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB, 5.25%, 07/01/2047	0.72%
Triborough Bridge & Tunnel Authority, Series 2025, RB, 5.00%, 05/15/2051	0.70%
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds), Series 2025 B, Ref. RB, 12.00%, 11/02/2026	0.65%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	0.64%

C000209280 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rochester® Municipal Opportunities Fund
Class Name	Class R5
Trading Symbol	IORHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Rochester® Municipal Opportunities Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® Municipal Opportunities Fund (Class R5)	$42	0.84%
*	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%	[36]
Net Assets	$ 8,657,427,789
Holdings Count | Holding	1,557
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$8,657,427,789
Total number of portfolio holdings	1,557
Portfolio turnover rate	7%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
California (State of) County Tobacco Securitization Agency, Series 2006 A, RB, 0.00%, 06/01/2050	1.38%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	1.27%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	1.22%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 C, RB, 0.00%, 06/15/2055	0.91%
Patriots Energy Group Financing Agency, Series 2023 A-1, RB, 5.25%, 08/01/2031	0.79%
Dawson Trails Metropolitan District No. 1, Series 2026, Ref. GO Bonds, 0.00%, 12/01/2033	0.78%
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB, 5.25%, 07/01/2047	0.72%
Triborough Bridge & Tunnel Authority, Series 2025, RB, 5.00%, 05/15/2051	0.70%
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds), Series 2025 B, Ref. RB, 12.00%, 11/02/2026	0.65%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	0.64%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
California (State of) County Tobacco Securitization Agency, Series 2006 A, RB, 0.00%, 06/01/2050	1.38%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	1.27%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	1.22%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 C, RB, 0.00%, 06/15/2055	0.91%
Patriots Energy Group Financing Agency, Series 2023 A-1, RB, 5.25%, 08/01/2031	0.79%
Dawson Trails Metropolitan District No. 1, Series 2026, Ref. GO Bonds, 0.00%, 12/01/2033	0.78%
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB, 5.25%, 07/01/2047	0.72%
Triborough Bridge & Tunnel Authority, Series 2025, RB, 5.00%, 05/15/2051	0.70%
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds), Series 2025 B, Ref. RB, 12.00%, 11/02/2026	0.65%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	0.64%

C000209281 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rochester® Municipal Opportunities Fund
Class Name	Class R6
Trading Symbol	IORYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Rochester® Municipal Opportunities Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® Municipal Opportunities Fund (Class R6)	$42	0.84%
*	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%	[37]
Net Assets	$ 8,657,427,789
Holdings Count | Holding	1,557
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$8,657,427,789
Total number of portfolio holdings	1,557
Portfolio turnover rate	7%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
California (State of) County Tobacco Securitization Agency, Series 2006 A, RB, 0.00%, 06/01/2050	1.38%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	1.27%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	1.22%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 C, RB, 0.00%, 06/15/2055	0.91%
Patriots Energy Group Financing Agency, Series 2023 A-1, RB, 5.25%, 08/01/2031	0.79%
Dawson Trails Metropolitan District No. 1, Series 2026, Ref. GO Bonds, 0.00%, 12/01/2033	0.78%
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB, 5.25%, 07/01/2047	0.72%
Triborough Bridge & Tunnel Authority, Series 2025, RB, 5.00%, 05/15/2051	0.70%
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds), Series 2025 B, Ref. RB, 12.00%, 11/02/2026	0.65%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	0.64%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
California (State of) County Tobacco Securitization Agency, Series 2006 A, RB, 0.00%, 06/01/2050	1.38%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	1.27%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	1.22%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 C, RB, 0.00%, 06/15/2055	0.91%
Patriots Energy Group Financing Agency, Series 2023 A-1, RB, 5.25%, 08/01/2031	0.79%
Dawson Trails Metropolitan District No. 1, Series 2026, Ref. GO Bonds, 0.00%, 12/01/2033	0.78%
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB, 5.25%, 07/01/2047	0.72%
Triborough Bridge & Tunnel Authority, Series 2025, RB, 5.00%, 05/15/2051	0.70%
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds), Series 2025 B, Ref. RB, 12.00%, 11/02/2026	0.65%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	0.64%

C000209285 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco New Jersey Municipal Fund
Class Name	Class R6
Trading Symbol	IORJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco New Jersey Municipal Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco New Jersey Municipal Fund (Class R6)	$42	0.84%
*	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%	[38]
Net Assets	$ 388,719,118
Holdings Count | Holding	150
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$388,719,118
Total number of portfolio holdings	150
Portfolio turnover rate	10%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB, 5.25%, 06/15/2055	3.97%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	3.92%
Tobacco Settlement Financing Corp., Series 2018 A, Ref. RB, 5.00%, 06/01/2046	3.32%
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2026, VRD RB, 2.40%, 07/01/2061	2.83%
Tender Option Bond Trust Receipts/Certificates, Series 2026, RB, 5.25%, 03/01/2054	2.69%
South Jersey Transportation Authority, Series 2022 A, RB, 5.25%, 11/01/2052	2.26%
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement), Series 2013, RB, 5.38%, 01/01/2043	2.23%
Middlesex (County of), NJ Improvement Authority (Rutgers University) (New Jersey Health & Life Science Exchange), Series 2023 A, RB, 5.00%, 08/15/2053	2.10%
New Jersey (State of) Transportation Trust Fund Authority, Series 2008 A, RB, 0.00%, 12/15/2037	1.93%
Middlesex (County of), NJ Improvement Authority (New Jersey Health + Life Science Exchange - H-1), Series 2023, RB, 5.00%, 08/15/2053	1.92%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB, 5.25%, 06/15/2055	3.97%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	3.92%
Tobacco Settlement Financing Corp., Series 2018 A, Ref. RB, 5.00%, 06/01/2046	3.32%
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2026, VRD RB, 2.40%, 07/01/2061	2.83%
Tender Option Bond Trust Receipts/Certificates, Series 2026, RB, 5.25%, 03/01/2054	2.69%
South Jersey Transportation Authority, Series 2022 A, RB, 5.25%, 11/01/2052	2.26%
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement), Series 2013, RB, 5.38%, 01/01/2043	2.23%
Middlesex (County of), NJ Improvement Authority (Rutgers University) (New Jersey Health & Life Science Exchange), Series 2023 A, RB, 5.00%, 08/15/2053	2.10%
New Jersey (State of) Transportation Trust Fund Authority, Series 2008 A, RB, 0.00%, 12/15/2037	1.93%
Middlesex (County of), NJ Improvement Authority (New Jersey Health + Life Science Exchange - H-1), Series 2023, RB, 5.00%, 08/15/2053	1.92%

C000209283 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco New Jersey Municipal Fund
Class Name	Class Y
Trading Symbol	ONJYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco New Jersey Municipal Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco New Jersey Municipal Fund (Class Y)	$45	0.90%
*	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%	[39]
Net Assets	$ 388,719,118
Holdings Count | Holding	150
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$388,719,118
Total number of portfolio holdings	150
Portfolio turnover rate	10%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB, 5.25%, 06/15/2055	3.97%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	3.92%
Tobacco Settlement Financing Corp., Series 2018 A, Ref. RB, 5.00%, 06/01/2046	3.32%
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2026, VRD RB, 2.40%, 07/01/2061	2.83%
Tender Option Bond Trust Receipts/Certificates, Series 2026, RB, 5.25%, 03/01/2054	2.69%
South Jersey Transportation Authority, Series 2022 A, RB, 5.25%, 11/01/2052	2.26%
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement), Series 2013, RB, 5.38%, 01/01/2043	2.23%
Middlesex (County of), NJ Improvement Authority (Rutgers University) (New Jersey Health & Life Science Exchange), Series 2023 A, RB, 5.00%, 08/15/2053	2.10%
New Jersey (State of) Transportation Trust Fund Authority, Series 2008 A, RB, 0.00%, 12/15/2037	1.93%
Middlesex (County of), NJ Improvement Authority (New Jersey Health + Life Science Exchange - H-1), Series 2023, RB, 5.00%, 08/15/2053	1.92%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB, 5.25%, 06/15/2055	3.97%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	3.92%
Tobacco Settlement Financing Corp., Series 2018 A, Ref. RB, 5.00%, 06/01/2046	3.32%
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2026, VRD RB, 2.40%, 07/01/2061	2.83%
Tender Option Bond Trust Receipts/Certificates, Series 2026, RB, 5.25%, 03/01/2054	2.69%
South Jersey Transportation Authority, Series 2022 A, RB, 5.25%, 11/01/2052	2.26%
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement), Series 2013, RB, 5.38%, 01/01/2043	2.23%
Middlesex (County of), NJ Improvement Authority (Rutgers University) (New Jersey Health & Life Science Exchange), Series 2023 A, RB, 5.00%, 08/15/2053	2.10%
New Jersey (State of) Transportation Trust Fund Authority, Series 2008 A, RB, 0.00%, 12/15/2037	1.93%
Middlesex (County of), NJ Improvement Authority (New Jersey Health + Life Science Exchange - H-1), Series 2023, RB, 5.00%, 08/15/2053	1.92%

C000209282 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco New Jersey Municipal Fund
Class Name	Class C
Trading Symbol	ONJCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco New Jersey Municipal Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco New Jersey Municipal Fund (Class C)	$90	1.80%
*	Annualized.

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.80%	[40]
Net Assets	$ 388,719,118
Holdings Count | Holding	150
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$388,719,118
Total number of portfolio holdings	150
Portfolio turnover rate	10%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB, 5.25%, 06/15/2055	3.97%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	3.92%
Tobacco Settlement Financing Corp., Series 2018 A, Ref. RB, 5.00%, 06/01/2046	3.32%
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2026, VRD RB, 2.40%, 07/01/2061	2.83%
Tender Option Bond Trust Receipts/Certificates, Series 2026, RB, 5.25%, 03/01/2054	2.69%
South Jersey Transportation Authority, Series 2022 A, RB, 5.25%, 11/01/2052	2.26%
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement), Series 2013, RB, 5.38%, 01/01/2043	2.23%
Middlesex (County of), NJ Improvement Authority (Rutgers University) (New Jersey Health & Life Science Exchange), Series 2023 A, RB, 5.00%, 08/15/2053	2.10%
New Jersey (State of) Transportation Trust Fund Authority, Series 2008 A, RB, 0.00%, 12/15/2037	1.93%
Middlesex (County of), NJ Improvement Authority (New Jersey Health + Life Science Exchange - H-1), Series 2023, RB, 5.00%, 08/15/2053	1.92%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB, 5.25%, 06/15/2055	3.97%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	3.92%
Tobacco Settlement Financing Corp., Series 2018 A, Ref. RB, 5.00%, 06/01/2046	3.32%
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2026, VRD RB, 2.40%, 07/01/2061	2.83%
Tender Option Bond Trust Receipts/Certificates, Series 2026, RB, 5.25%, 03/01/2054	2.69%
South Jersey Transportation Authority, Series 2022 A, RB, 5.25%, 11/01/2052	2.26%
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement), Series 2013, RB, 5.38%, 01/01/2043	2.23%
Middlesex (County of), NJ Improvement Authority (Rutgers University) (New Jersey Health & Life Science Exchange), Series 2023 A, RB, 5.00%, 08/15/2053	2.10%
New Jersey (State of) Transportation Trust Fund Authority, Series 2008 A, RB, 0.00%, 12/15/2037	1.93%
Middlesex (County of), NJ Improvement Authority (New Jersey Health + Life Science Exchange - H-1), Series 2023, RB, 5.00%, 08/15/2053	1.92%

C000209284 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco New Jersey Municipal Fund
Class Name	Class A
Trading Symbol	ONJAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco New Jersey Municipal Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco New Jersey Municipal Fund (Class A)	$58	1.15%
*	Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.15%	[41]
Net Assets	$ 388,719,118
Holdings Count | Holding	150
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$388,719,118
Total number of portfolio holdings	150
Portfolio turnover rate	10%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB, 5.25%, 06/15/2055	3.97%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	3.92%
Tobacco Settlement Financing Corp., Series 2018 A, Ref. RB, 5.00%, 06/01/2046	3.32%
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2026, VRD RB, 2.40%, 07/01/2061	2.83%
Tender Option Bond Trust Receipts/Certificates, Series 2026, RB, 5.25%, 03/01/2054	2.69%
South Jersey Transportation Authority, Series 2022 A, RB, 5.25%, 11/01/2052	2.26%
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement), Series 2013, RB, 5.38%, 01/01/2043	2.23%
Middlesex (County of), NJ Improvement Authority (Rutgers University) (New Jersey Health & Life Science Exchange), Series 2023 A, RB, 5.00%, 08/15/2053	2.10%
New Jersey (State of) Transportation Trust Fund Authority, Series 2008 A, RB, 0.00%, 12/15/2037	1.93%
Middlesex (County of), NJ Improvement Authority (New Jersey Health + Life Science Exchange - H-1), Series 2023, RB, 5.00%, 08/15/2053	1.92%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB, 5.25%, 06/15/2055	3.97%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	3.92%
Tobacco Settlement Financing Corp., Series 2018 A, Ref. RB, 5.00%, 06/01/2046	3.32%
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2026, VRD RB, 2.40%, 07/01/2061	2.83%
Tender Option Bond Trust Receipts/Certificates, Series 2026, RB, 5.25%, 03/01/2054	2.69%
South Jersey Transportation Authority, Series 2022 A, RB, 5.25%, 11/01/2052	2.26%
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement), Series 2013, RB, 5.38%, 01/01/2043	2.23%
Middlesex (County of), NJ Improvement Authority (Rutgers University) (New Jersey Health & Life Science Exchange), Series 2023 A, RB, 5.00%, 08/15/2053	2.10%
New Jersey (State of) Transportation Trust Fund Authority, Series 2008 A, RB, 0.00%, 12/15/2037	1.93%
Middlesex (County of), NJ Improvement Authority (New Jersey Health + Life Science Exchange - H-1), Series 2023, RB, 5.00%, 08/15/2053	1.92%

C000209289 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco AMT-Free Municipal Income Fund
Class Name	Class A
Trading Symbol	OPTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco AMT-Free Municipal Income Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco AMT-Free Municipal Income Fund (Class A)	$52	1.04%
*	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.04%	[42]
Net Assets	$ 1,790,528,348
Holdings Count | Holding	522
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$1,790,528,348
Total number of portfolio holdings	522
Portfolio turnover rate	9%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
California (State of) County Tobacco Securitization Agency, Series 2006 B, RB, 0.00%, 06/01/2050	1.33%
Illinois State Toll Highway Authority, Series 2025, RB, 5.00%, 01/01/2045	1.21%
Illinois (State of) Regional Transportation Authority, Series 2018 B, RB, 4.00%, 06/01/2043	1.00%
Inland Empire Tobacco Securitization Corp., Series 2007 F, RB, 0.00%, 06/01/2057	0.95%
Indianapolis Local Public Improvement Bond Bank, Series 2025, Ref. RB, 5.25%, 01/01/2055	0.92%
Birmingham (City of), AL Water Works Board (The), Series 2016 B, Ref. RB, 5.00%, 01/01/2027	0.91%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.90%
Broward (County of), FL (Convention Center Expansion), Series 2021, RB, 4.00%, 09/01/2047	0.88%
Salt River Project Agricultural Improvement & Power District, Series 2025, RB, 5.25%, 01/01/2053	0.88%
Miami-Dade (County of), FL, Series 2019 B, RB, 4.00%, 10/01/2049	0.87%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
California (State of) County Tobacco Securitization Agency, Series 2006 B, RB, 0.00%, 06/01/2050	1.33%
Illinois State Toll Highway Authority, Series 2025, RB, 5.00%, 01/01/2045	1.21%
Illinois (State of) Regional Transportation Authority, Series 2018 B, RB, 4.00%, 06/01/2043	1.00%
Inland Empire Tobacco Securitization Corp., Series 2007 F, RB, 0.00%, 06/01/2057	0.95%
Indianapolis Local Public Improvement Bond Bank, Series 2025, Ref. RB, 5.25%, 01/01/2055	0.92%
Birmingham (City of), AL Water Works Board (The), Series 2016 B, Ref. RB, 5.00%, 01/01/2027	0.91%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.90%
Broward (County of), FL (Convention Center Expansion), Series 2021, RB, 4.00%, 09/01/2047	0.88%
Salt River Project Agricultural Improvement & Power District, Series 2025, RB, 5.25%, 01/01/2053	0.88%
Miami-Dade (County of), FL, Series 2019 B, RB, 4.00%, 10/01/2049	0.87%

C000209288 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco AMT-Free Municipal Income Fund
Class Name	Class C
Trading Symbol	OMFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco AMT-Free Municipal Income Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco AMT-Free Municipal Income Fund (Class C)	$90	1.80%
*	Annualized.

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.80%	[43]
Net Assets	$ 1,790,528,348
Holdings Count | Holding	522
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$1,790,528,348
Total number of portfolio holdings	522
Portfolio turnover rate	9%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
California (State of) County Tobacco Securitization Agency, Series 2006 B, RB, 0.00%, 06/01/2050	1.33%
Illinois State Toll Highway Authority, Series 2025, RB, 5.00%, 01/01/2045	1.21%
Illinois (State of) Regional Transportation Authority, Series 2018 B, RB, 4.00%, 06/01/2043	1.00%
Inland Empire Tobacco Securitization Corp., Series 2007 F, RB, 0.00%, 06/01/2057	0.95%
Indianapolis Local Public Improvement Bond Bank, Series 2025, Ref. RB, 5.25%, 01/01/2055	0.92%
Birmingham (City of), AL Water Works Board (The), Series 2016 B, Ref. RB, 5.00%, 01/01/2027	0.91%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.90%
Broward (County of), FL (Convention Center Expansion), Series 2021, RB, 4.00%, 09/01/2047	0.88%
Salt River Project Agricultural Improvement & Power District, Series 2025, RB, 5.25%, 01/01/2053	0.88%
Miami-Dade (County of), FL, Series 2019 B, RB, 4.00%, 10/01/2049	0.87%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
California (State of) County Tobacco Securitization Agency, Series 2006 B, RB, 0.00%, 06/01/2050	1.33%
Illinois State Toll Highway Authority, Series 2025, RB, 5.00%, 01/01/2045	1.21%
Illinois (State of) Regional Transportation Authority, Series 2018 B, RB, 4.00%, 06/01/2043	1.00%
Inland Empire Tobacco Securitization Corp., Series 2007 F, RB, 0.00%, 06/01/2057	0.95%
Indianapolis Local Public Improvement Bond Bank, Series 2025, Ref. RB, 5.25%, 01/01/2055	0.92%
Birmingham (City of), AL Water Works Board (The), Series 2016 B, Ref. RB, 5.00%, 01/01/2027	0.91%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.90%
Broward (County of), FL (Convention Center Expansion), Series 2021, RB, 4.00%, 09/01/2047	0.88%
Salt River Project Agricultural Improvement & Power District, Series 2025, RB, 5.25%, 01/01/2053	0.88%
Miami-Dade (County of), FL, Series 2019 B, RB, 4.00%, 10/01/2049	0.87%

C000209287 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco AMT-Free Municipal Income Fund
Class Name	Class Y
Trading Symbol	OMFYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco AMT-Free Municipal Income Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco AMT-Free Municipal Income Fund (Class Y)	$40	0.80%
*	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%	[44]
Net Assets	$ 1,790,528,348
Holdings Count | Holding	522
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$1,790,528,348
Total number of portfolio holdings	522
Portfolio turnover rate	9%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
California (State of) County Tobacco Securitization Agency, Series 2006 B, RB, 0.00%, 06/01/2050	1.33%
Illinois State Toll Highway Authority, Series 2025, RB, 5.00%, 01/01/2045	1.21%
Illinois (State of) Regional Transportation Authority, Series 2018 B, RB, 4.00%, 06/01/2043	1.00%
Inland Empire Tobacco Securitization Corp., Series 2007 F, RB, 0.00%, 06/01/2057	0.95%
Indianapolis Local Public Improvement Bond Bank, Series 2025, Ref. RB, 5.25%, 01/01/2055	0.92%
Birmingham (City of), AL Water Works Board (The), Series 2016 B, Ref. RB, 5.00%, 01/01/2027	0.91%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.90%
Broward (County of), FL (Convention Center Expansion), Series 2021, RB, 4.00%, 09/01/2047	0.88%
Salt River Project Agricultural Improvement & Power District, Series 2025, RB, 5.25%, 01/01/2053	0.88%
Miami-Dade (County of), FL, Series 2019 B, RB, 4.00%, 10/01/2049	0.87%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
California (State of) County Tobacco Securitization Agency, Series 2006 B, RB, 0.00%, 06/01/2050	1.33%
Illinois State Toll Highway Authority, Series 2025, RB, 5.00%, 01/01/2045	1.21%
Illinois (State of) Regional Transportation Authority, Series 2018 B, RB, 4.00%, 06/01/2043	1.00%
Inland Empire Tobacco Securitization Corp., Series 2007 F, RB, 0.00%, 06/01/2057	0.95%
Indianapolis Local Public Improvement Bond Bank, Series 2025, Ref. RB, 5.25%, 01/01/2055	0.92%
Birmingham (City of), AL Water Works Board (The), Series 2016 B, Ref. RB, 5.00%, 01/01/2027	0.91%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.90%
Broward (County of), FL (Convention Center Expansion), Series 2021, RB, 4.00%, 09/01/2047	0.88%
Salt River Project Agricultural Improvement & Power District, Series 2025, RB, 5.25%, 01/01/2053	0.88%
Miami-Dade (County of), FL, Series 2019 B, RB, 4.00%, 10/01/2049	0.87%

C000209286 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco AMT-Free Municipal Income Fund
Class Name	Class R6
Trading Symbol	IORAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco AMT-Free Municipal Income Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco AMT-Free Municipal Income Fund (Class R6)	$37	0.74%
*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%	[45]
Net Assets	$ 1,790,528,348
Holdings Count | Holding	522
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$1,790,528,348
Total number of portfolio holdings	522
Portfolio turnover rate	9%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
California (State of) County Tobacco Securitization Agency, Series 2006 B, RB, 0.00%, 06/01/2050	1.33%
Illinois State Toll Highway Authority, Series 2025, RB, 5.00%, 01/01/2045	1.21%
Illinois (State of) Regional Transportation Authority, Series 2018 B, RB, 4.00%, 06/01/2043	1.00%
Inland Empire Tobacco Securitization Corp., Series 2007 F, RB, 0.00%, 06/01/2057	0.95%
Indianapolis Local Public Improvement Bond Bank, Series 2025, Ref. RB, 5.25%, 01/01/2055	0.92%
Birmingham (City of), AL Water Works Board (The), Series 2016 B, Ref. RB, 5.00%, 01/01/2027	0.91%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.90%
Broward (County of), FL (Convention Center Expansion), Series 2021, RB, 4.00%, 09/01/2047	0.88%
Salt River Project Agricultural Improvement & Power District, Series 2025, RB, 5.25%, 01/01/2053	0.88%
Miami-Dade (County of), FL, Series 2019 B, RB, 4.00%, 10/01/2049	0.87%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
California (State of) County Tobacco Securitization Agency, Series 2006 B, RB, 0.00%, 06/01/2050	1.33%
Illinois State Toll Highway Authority, Series 2025, RB, 5.00%, 01/01/2045	1.21%
Illinois (State of) Regional Transportation Authority, Series 2018 B, RB, 4.00%, 06/01/2043	1.00%
Inland Empire Tobacco Securitization Corp., Series 2007 F, RB, 0.00%, 06/01/2057	0.95%
Indianapolis Local Public Improvement Bond Bank, Series 2025, Ref. RB, 5.25%, 01/01/2055	0.92%
Birmingham (City of), AL Water Works Board (The), Series 2016 B, Ref. RB, 5.00%, 01/01/2027	0.91%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.90%
Broward (County of), FL (Convention Center Expansion), Series 2021, RB, 4.00%, 09/01/2047	0.88%
Salt River Project Agricultural Improvement & Power District, Series 2025, RB, 5.25%, 01/01/2053	0.88%
Miami-Dade (County of), FL, Series 2019 B, RB, 4.00%, 10/01/2049	0.87%

C000209293 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco California Municipal Fund
Class Name	Class R6
Trading Symbol	IORCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco California Municipal Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco California Municipal Fund (Class R6)	$36	0.72%
*	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%	[46]
Net Assets	$ 2,095,350,161
Holdings Count | Holding	688
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$2,095,350,161
Total number of portfolio holdings	688
Portfolio turnover rate	15%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	2.23%
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.), Series 2006 C, RB, 0.00%, 06/01/2055	1.59%
California State University, Series 2025, RB, 5.25%, 11/01/2056	1.51%
Regents of the University of California Medical Center, Series 2022 P, RB, 5.00%, 05/15/2047	1.50%
University of California, Series 2013 AL-4, VRD Ref. RB, 0.01%, 05/15/2048	1.43%
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.), Series 2006 D, RB, 0.00%, 06/01/2055	1.42%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2024, RB, 5.00%, 12/01/2032	1.21%
San Francisco (City & County of), CA Public Utilities Commission, Series 2024 C, RB, 5.00%, 10/01/2054	1.20%
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2021 A, Ref. RB, 4.00%, 08/15/2048	1.14%
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2026 A, Ref. RB, 5.00%, 11/15/2056	1.09%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	2.23%
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.), Series 2006 C, RB, 0.00%, 06/01/2055	1.59%
California State University, Series 2025, RB, 5.25%, 11/01/2056	1.51%
Regents of the University of California Medical Center, Series 2022 P, RB, 5.00%, 05/15/2047	1.50%
University of California, Series 2013 AL-4, VRD Ref. RB, 0.01%, 05/15/2048	1.43%
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.), Series 2006 D, RB, 0.00%, 06/01/2055	1.42%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2024, RB, 5.00%, 12/01/2032	1.21%
San Francisco (City & County of), CA Public Utilities Commission, Series 2024 C, RB, 5.00%, 10/01/2054	1.20%
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2021 A, Ref. RB, 4.00%, 08/15/2048	1.14%
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2026 A, Ref. RB, 5.00%, 11/15/2056	1.09%

C000209291 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco California Municipal Fund
Class Name	Class Y
Trading Symbol	OCAYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco California Municipal Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco California Municipal Fund (Class Y)	$39	0.77%
*	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%	[47]
Net Assets	$ 2,095,350,161
Holdings Count | Holding	688
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$2,095,350,161
Total number of portfolio holdings	688
Portfolio turnover rate	15%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	2.23%
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.), Series 2006 C, RB, 0.00%, 06/01/2055	1.59%
California State University, Series 2025, RB, 5.25%, 11/01/2056	1.51%
Regents of the University of California Medical Center, Series 2022 P, RB, 5.00%, 05/15/2047	1.50%
University of California, Series 2013 AL-4, VRD Ref. RB, 0.01%, 05/15/2048	1.43%
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.), Series 2006 D, RB, 0.00%, 06/01/2055	1.42%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2024, RB, 5.00%, 12/01/2032	1.21%
San Francisco (City & County of), CA Public Utilities Commission, Series 2024 C, RB, 5.00%, 10/01/2054	1.20%
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2021 A, Ref. RB, 4.00%, 08/15/2048	1.14%
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2026 A, Ref. RB, 5.00%, 11/15/2056	1.09%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	2.23%
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.), Series 2006 C, RB, 0.00%, 06/01/2055	1.59%
California State University, Series 2025, RB, 5.25%, 11/01/2056	1.51%
Regents of the University of California Medical Center, Series 2022 P, RB, 5.00%, 05/15/2047	1.50%
University of California, Series 2013 AL-4, VRD Ref. RB, 0.01%, 05/15/2048	1.43%
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.), Series 2006 D, RB, 0.00%, 06/01/2055	1.42%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2024, RB, 5.00%, 12/01/2032	1.21%
San Francisco (City & County of), CA Public Utilities Commission, Series 2024 C, RB, 5.00%, 10/01/2054	1.20%
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2021 A, Ref. RB, 4.00%, 08/15/2048	1.14%
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2026 A, Ref. RB, 5.00%, 11/15/2056	1.09%

C000209292 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco California Municipal Fund
Class Name	Class C
Trading Symbol	OCACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco California Municipal Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco California Municipal Fund (Class C)	$88	1.77%
*	Annualized.

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.77%	[48]
Net Assets	$ 2,095,350,161
Holdings Count | Holding	688
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$2,095,350,161
Total number of portfolio holdings	688
Portfolio turnover rate	15%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	2.23%
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.), Series 2006 C, RB, 0.00%, 06/01/2055	1.59%
California State University, Series 2025, RB, 5.25%, 11/01/2056	1.51%
Regents of the University of California Medical Center, Series 2022 P, RB, 5.00%, 05/15/2047	1.50%
University of California, Series 2013 AL-4, VRD Ref. RB, 0.01%, 05/15/2048	1.43%
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.), Series 2006 D, RB, 0.00%, 06/01/2055	1.42%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2024, RB, 5.00%, 12/01/2032	1.21%
San Francisco (City & County of), CA Public Utilities Commission, Series 2024 C, RB, 5.00%, 10/01/2054	1.20%
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2021 A, Ref. RB, 4.00%, 08/15/2048	1.14%
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2026 A, Ref. RB, 5.00%, 11/15/2056	1.09%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	2.23%
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.), Series 2006 C, RB, 0.00%, 06/01/2055	1.59%
California State University, Series 2025, RB, 5.25%, 11/01/2056	1.51%
Regents of the University of California Medical Center, Series 2022 P, RB, 5.00%, 05/15/2047	1.50%
University of California, Series 2013 AL-4, VRD Ref. RB, 0.01%, 05/15/2048	1.43%
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.), Series 2006 D, RB, 0.00%, 06/01/2055	1.42%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2024, RB, 5.00%, 12/01/2032	1.21%
San Francisco (City & County of), CA Public Utilities Commission, Series 2024 C, RB, 5.00%, 10/01/2054	1.20%
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2021 A, Ref. RB, 4.00%, 08/15/2048	1.14%
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2026 A, Ref. RB, 5.00%, 11/15/2056	1.09%

C000209290 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco California Municipal Fund
Class Name	Class A
Trading Symbol	OPCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco California Municipal Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco California Municipal Fund (Class A)	$51	1.02%
*	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.02%	[49]
Net Assets	$ 2,095,350,161
Holdings Count | Holding	688
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$2,095,350,161
Total number of portfolio holdings	688
Portfolio turnover rate	15%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	2.23%
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.), Series 2006 C, RB, 0.00%, 06/01/2055	1.59%
California State University, Series 2025, RB, 5.25%, 11/01/2056	1.51%
Regents of the University of California Medical Center, Series 2022 P, RB, 5.00%, 05/15/2047	1.50%
University of California, Series 2013 AL-4, VRD Ref. RB, 0.01%, 05/15/2048	1.43%
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.), Series 2006 D, RB, 0.00%, 06/01/2055	1.42%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2024, RB, 5.00%, 12/01/2032	1.21%
San Francisco (City & County of), CA Public Utilities Commission, Series 2024 C, RB, 5.00%, 10/01/2054	1.20%
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2021 A, Ref. RB, 4.00%, 08/15/2048	1.14%
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2026 A, Ref. RB, 5.00%, 11/15/2056	1.09%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	2.23%
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.), Series 2006 C, RB, 0.00%, 06/01/2055	1.59%
California State University, Series 2025, RB, 5.25%, 11/01/2056	1.51%
Regents of the University of California Medical Center, Series 2022 P, RB, 5.00%, 05/15/2047	1.50%
University of California, Series 2013 AL-4, VRD Ref. RB, 0.01%, 05/15/2048	1.43%
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.), Series 2006 D, RB, 0.00%, 06/01/2055	1.42%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2024, RB, 5.00%, 12/01/2032	1.21%
San Francisco (City & County of), CA Public Utilities Commission, Series 2024 C, RB, 5.00%, 10/01/2054	1.20%
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2021 A, Ref. RB, 4.00%, 08/15/2048	1.14%
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2026 A, Ref. RB, 5.00%, 11/15/2056	1.09%

C000209294 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Limited Term California Municipal Fund
Class Name	Class A
Trading Symbol	OLCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Limited Term California Municipal Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Limited Term California Municipal Fund (Class A)	$39	0.78%
*	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%	[50]
Net Assets	$ 980,065,257
Holdings Count | Holding	426
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$980,065,257
Total number of portfolio holdings	426
Portfolio turnover rate	12%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
Los Angeles (City of), CA Department of Airports, Series 2017, Sub. RB, 5.00%, 09/03/2026	2.30%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2024 F, RB, 5.00%, 11/01/2032	1.93%
Long Beach (City of), CA, Series 2017 A, RB, 5.00%, 05/15/2040	1.65%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2026, RB, 5.00%, 07/01/2035	1.59%
California (State of) Municipal Finance Authority (United Airlines, Inc.), Series 2019, RB, 4.00%, 07/15/2029	1.58%
San Jose (City of), CA, Series 2017 A, Ref. RB, 5.00%, 03/01/2047	1.53%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2018 D, RB, 5.00%, 05/01/2043	1.34%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2026 E, VRD RB, 1.70%, 05/01/2061	1.33%
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.), Series 2019, Ref. RB, 5.00%, 06/01/2048	1.17%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2023, RB, 5.25%, 04/01/2030	1.15%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Los Angeles (City of), CA Department of Airports, Series 2017, Sub. RB, 5.00%, 09/03/2026	2.30%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2024 F, RB, 5.00%, 11/01/2032	1.93%
Long Beach (City of), CA, Series 2017 A, RB, 5.00%, 05/15/2040	1.65%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2026, RB, 5.00%, 07/01/2035	1.59%
California (State of) Municipal Finance Authority (United Airlines, Inc.), Series 2019, RB, 4.00%, 07/15/2029	1.58%
San Jose (City of), CA, Series 2017 A, Ref. RB, 5.00%, 03/01/2047	1.53%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2018 D, RB, 5.00%, 05/01/2043	1.34%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2026 E, VRD RB, 1.70%, 05/01/2061	1.33%
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.), Series 2019, Ref. RB, 5.00%, 06/01/2048	1.17%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2023, RB, 5.25%, 04/01/2030	1.15%

C000209295 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Limited Term California Municipal Fund
Class Name	Class C
Trading Symbol	OLCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Limited Term California Municipal Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Limited Term California Municipal Fund (Class C)	$77	1.53%
*	Annualized.

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.53%	[51]
Net Assets	$ 980,065,257
Holdings Count | Holding	426
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$980,065,257
Total number of portfolio holdings	426
Portfolio turnover rate	12%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
Los Angeles (City of), CA Department of Airports, Series 2017, Sub. RB, 5.00%, 09/03/2026	2.30%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2024 F, RB, 5.00%, 11/01/2032	1.93%
Long Beach (City of), CA, Series 2017 A, RB, 5.00%, 05/15/2040	1.65%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2026, RB, 5.00%, 07/01/2035	1.59%
California (State of) Municipal Finance Authority (United Airlines, Inc.), Series 2019, RB, 4.00%, 07/15/2029	1.58%
San Jose (City of), CA, Series 2017 A, Ref. RB, 5.00%, 03/01/2047	1.53%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2018 D, RB, 5.00%, 05/01/2043	1.34%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2026 E, VRD RB, 1.70%, 05/01/2061	1.33%
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.), Series 2019, Ref. RB, 5.00%, 06/01/2048	1.17%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2023, RB, 5.25%, 04/01/2030	1.15%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Los Angeles (City of), CA Department of Airports, Series 2017, Sub. RB, 5.00%, 09/03/2026	2.30%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2024 F, RB, 5.00%, 11/01/2032	1.93%
Long Beach (City of), CA, Series 2017 A, RB, 5.00%, 05/15/2040	1.65%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2026, RB, 5.00%, 07/01/2035	1.59%
California (State of) Municipal Finance Authority (United Airlines, Inc.), Series 2019, RB, 4.00%, 07/15/2029	1.58%
San Jose (City of), CA, Series 2017 A, Ref. RB, 5.00%, 03/01/2047	1.53%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2018 D, RB, 5.00%, 05/01/2043	1.34%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2026 E, VRD RB, 1.70%, 05/01/2061	1.33%
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.), Series 2019, Ref. RB, 5.00%, 06/01/2048	1.17%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2023, RB, 5.25%, 04/01/2030	1.15%

C000209297 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Limited Term California Municipal Fund
Class Name	Class Y
Trading Symbol	OLCYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Limited Term California Municipal Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Limited Term California Municipal Fund (Class Y)	$27	0.53%
*	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%	[52]
Net Assets	$ 980,065,257
Holdings Count | Holding	426
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$980,065,257
Total number of portfolio holdings	426
Portfolio turnover rate	12%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
Los Angeles (City of), CA Department of Airports, Series 2017, Sub. RB, 5.00%, 09/03/2026	2.30%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2024 F, RB, 5.00%, 11/01/2032	1.93%
Long Beach (City of), CA, Series 2017 A, RB, 5.00%, 05/15/2040	1.65%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2026, RB, 5.00%, 07/01/2035	1.59%
California (State of) Municipal Finance Authority (United Airlines, Inc.), Series 2019, RB, 4.00%, 07/15/2029	1.58%
San Jose (City of), CA, Series 2017 A, Ref. RB, 5.00%, 03/01/2047	1.53%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2018 D, RB, 5.00%, 05/01/2043	1.34%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2026 E, VRD RB, 1.70%, 05/01/2061	1.33%
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.), Series 2019, Ref. RB, 5.00%, 06/01/2048	1.17%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2023, RB, 5.25%, 04/01/2030	1.15%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Los Angeles (City of), CA Department of Airports, Series 2017, Sub. RB, 5.00%, 09/03/2026	2.30%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2024 F, RB, 5.00%, 11/01/2032	1.93%
Long Beach (City of), CA, Series 2017 A, RB, 5.00%, 05/15/2040	1.65%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2026, RB, 5.00%, 07/01/2035	1.59%
California (State of) Municipal Finance Authority (United Airlines, Inc.), Series 2019, RB, 4.00%, 07/15/2029	1.58%
San Jose (City of), CA, Series 2017 A, Ref. RB, 5.00%, 03/01/2047	1.53%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2018 D, RB, 5.00%, 05/01/2043	1.34%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2026 E, VRD RB, 1.70%, 05/01/2061	1.33%
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.), Series 2019, Ref. RB, 5.00%, 06/01/2048	1.17%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2023, RB, 5.25%, 04/01/2030	1.15%

C000209299 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Limited Term California Municipal Fund
Class Name	Class R6
Trading Symbol	IORLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Limited Term California Municipal Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Limited Term California Municipal Fund (Class R6)	$24	0.48%
*	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%	[53]
Net Assets	$ 980,065,257
Holdings Count | Holding	426
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$980,065,257
Total number of portfolio holdings	426
Portfolio turnover rate	12%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
Los Angeles (City of), CA Department of Airports, Series 2017, Sub. RB, 5.00%, 09/03/2026	2.30%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2024 F, RB, 5.00%, 11/01/2032	1.93%
Long Beach (City of), CA, Series 2017 A, RB, 5.00%, 05/15/2040	1.65%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2026, RB, 5.00%, 07/01/2035	1.59%
California (State of) Municipal Finance Authority (United Airlines, Inc.), Series 2019, RB, 4.00%, 07/15/2029	1.58%
San Jose (City of), CA, Series 2017 A, Ref. RB, 5.00%, 03/01/2047	1.53%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2018 D, RB, 5.00%, 05/01/2043	1.34%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2026 E, VRD RB, 1.70%, 05/01/2061	1.33%
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.), Series 2019, Ref. RB, 5.00%, 06/01/2048	1.17%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2023, RB, 5.25%, 04/01/2030	1.15%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Los Angeles (City of), CA Department of Airports, Series 2017, Sub. RB, 5.00%, 09/03/2026	2.30%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2024 F, RB, 5.00%, 11/01/2032	1.93%
Long Beach (City of), CA, Series 2017 A, RB, 5.00%, 05/15/2040	1.65%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2026, RB, 5.00%, 07/01/2035	1.59%
California (State of) Municipal Finance Authority (United Airlines, Inc.), Series 2019, RB, 4.00%, 07/15/2029	1.58%
San Jose (City of), CA, Series 2017 A, Ref. RB, 5.00%, 03/01/2047	1.53%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2018 D, RB, 5.00%, 05/01/2043	1.34%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2026 E, VRD RB, 1.70%, 05/01/2061	1.33%
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.), Series 2019, Ref. RB, 5.00%, 06/01/2048	1.17%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2023, RB, 5.25%, 04/01/2030	1.15%

C000209305 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rochester® AMT-Free New York Municipal Fund
Class Name	Class R6
Trading Symbol	IORNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Rochester® AMT-Free New York Municipal Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® AMT-Free New York Municipal Fund (Class R6)	$37	0.74%
*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%	[54]
Net Assets	$ 596,123,833
Holdings Count | Holding	293
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$596,123,833
Total number of portfolio holdings	293
Portfolio turnover rate	10%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2056	2.97%
Metropolitan Transportation Authority, Series 2016 C-1, RB, 5.25%, 11/15/2056	2.83%
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB, 5.00%, 03/15/2053	2.29%
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA-1, Ref. RB, 4.00%, 06/15/2050	2.18%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	2.06%
New York Counties Tobacco Trust V, Series 2005 S-1, RB, 0.00%, 06/01/2038	1.97%
Tender Option Bond Trust Receipts/Certificates, Series 2026, GO Bonds, 5.25%, 02/01/2053	1.73%
New York (State of) Dormitory Authority (Fordham University), Series 2020, RB, 4.00%, 07/01/2046	1.66%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	1.65%
New York (City of), NY, Series 2024 D, GO Bonds, 5.25%, 04/01/2047	1.65%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2056	2.97%
Metropolitan Transportation Authority, Series 2016 C-1, RB, 5.25%, 11/15/2056	2.83%
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB, 5.00%, 03/15/2053	2.29%
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA-1, Ref. RB, 4.00%, 06/15/2050	2.18%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	2.06%
New York Counties Tobacco Trust V, Series 2005 S-1, RB, 0.00%, 06/01/2038	1.97%
Tender Option Bond Trust Receipts/Certificates, Series 2026, GO Bonds, 5.25%, 02/01/2053	1.73%
New York (State of) Dormitory Authority (Fordham University), Series 2020, RB, 4.00%, 07/01/2046	1.66%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	1.65%
New York (City of), NY, Series 2024 D, GO Bonds, 5.25%, 04/01/2047	1.65%

C000209306 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rochester® AMT-Free New York Municipal Fund
Class Name	Class Y
Trading Symbol	ONYYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Rochester® AMT-Free New York Municipal Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® AMT-Free New York Municipal Fund (Class Y)	$39	0.78%
*	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%	[55]
Net Assets	$ 596,123,833
Holdings Count | Holding	293
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$596,123,833
Total number of portfolio holdings	293
Portfolio turnover rate	10%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2056	2.97%
Metropolitan Transportation Authority, Series 2016 C-1, RB, 5.25%, 11/15/2056	2.83%
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB, 5.00%, 03/15/2053	2.29%
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA-1, Ref. RB, 4.00%, 06/15/2050	2.18%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	2.06%
New York Counties Tobacco Trust V, Series 2005 S-1, RB, 0.00%, 06/01/2038	1.97%
Tender Option Bond Trust Receipts/Certificates, Series 2026, GO Bonds, 5.25%, 02/01/2053	1.73%
New York (State of) Dormitory Authority (Fordham University), Series 2020, RB, 4.00%, 07/01/2046	1.66%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	1.65%
New York (City of), NY, Series 2024 D, GO Bonds, 5.25%, 04/01/2047	1.65%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2056	2.97%
Metropolitan Transportation Authority, Series 2016 C-1, RB, 5.25%, 11/15/2056	2.83%
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB, 5.00%, 03/15/2053	2.29%
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA-1, Ref. RB, 4.00%, 06/15/2050	2.18%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	2.06%
New York Counties Tobacco Trust V, Series 2005 S-1, RB, 0.00%, 06/01/2038	1.97%
Tender Option Bond Trust Receipts/Certificates, Series 2026, GO Bonds, 5.25%, 02/01/2053	1.73%
New York (State of) Dormitory Authority (Fordham University), Series 2020, RB, 4.00%, 07/01/2046	1.66%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	1.65%
New York (City of), NY, Series 2024 D, GO Bonds, 5.25%, 04/01/2047	1.65%

C000209303 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rochester® AMT-Free New York Municipal Fund
Class Name	Class C
Trading Symbol	ONYCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Rochester® AMT-Free New York Municipal Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® AMT-Free New York Municipal Fund (Class C)	$89	1.78%
*	Annualized.

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.78%	[56]
Net Assets	$ 596,123,833
Holdings Count | Holding	293
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$596,123,833
Total number of portfolio holdings	293
Portfolio turnover rate	10%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2056	2.97%
Metropolitan Transportation Authority, Series 2016 C-1, RB, 5.25%, 11/15/2056	2.83%
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB, 5.00%, 03/15/2053	2.29%
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA-1, Ref. RB, 4.00%, 06/15/2050	2.18%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	2.06%
New York Counties Tobacco Trust V, Series 2005 S-1, RB, 0.00%, 06/01/2038	1.97%
Tender Option Bond Trust Receipts/Certificates, Series 2026, GO Bonds, 5.25%, 02/01/2053	1.73%
New York (State of) Dormitory Authority (Fordham University), Series 2020, RB, 4.00%, 07/01/2046	1.66%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	1.65%
New York (City of), NY, Series 2024 D, GO Bonds, 5.25%, 04/01/2047	1.65%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2056	2.97%
Metropolitan Transportation Authority, Series 2016 C-1, RB, 5.25%, 11/15/2056	2.83%
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB, 5.00%, 03/15/2053	2.29%
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA-1, Ref. RB, 4.00%, 06/15/2050	2.18%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	2.06%
New York Counties Tobacco Trust V, Series 2005 S-1, RB, 0.00%, 06/01/2038	1.97%
Tender Option Bond Trust Receipts/Certificates, Series 2026, GO Bonds, 5.25%, 02/01/2053	1.73%
New York (State of) Dormitory Authority (Fordham University), Series 2020, RB, 4.00%, 07/01/2046	1.66%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	1.65%
New York (City of), NY, Series 2024 D, GO Bonds, 5.25%, 04/01/2047	1.65%

C000209301 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rochester® AMT-Free New York Municipal Fund
Class Name	Class A
Trading Symbol	OPNYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Rochester® AMT-Free New York Municipal Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® AMT-Free New York Municipal Fund (Class A)	$51	1.02%
*	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.02%	[57]
Net Assets	$ 596,123,833
Holdings Count | Holding	293
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$596,123,833
Total number of portfolio holdings	293
Portfolio turnover rate	10%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2056	2.97%
Metropolitan Transportation Authority, Series 2016 C-1, RB, 5.25%, 11/15/2056	2.83%
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB, 5.00%, 03/15/2053	2.29%
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA-1, Ref. RB, 4.00%, 06/15/2050	2.18%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	2.06%
New York Counties Tobacco Trust V, Series 2005 S-1, RB, 0.00%, 06/01/2038	1.97%
Tender Option Bond Trust Receipts/Certificates, Series 2026, GO Bonds, 5.25%, 02/01/2053	1.73%
New York (State of) Dormitory Authority (Fordham University), Series 2020, RB, 4.00%, 07/01/2046	1.66%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	1.65%
New York (City of), NY, Series 2024 D, GO Bonds, 5.25%, 04/01/2047	1.65%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2056	2.97%
Metropolitan Transportation Authority, Series 2016 C-1, RB, 5.25%, 11/15/2056	2.83%
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB, 5.00%, 03/15/2053	2.29%
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA-1, Ref. RB, 4.00%, 06/15/2050	2.18%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	2.06%
New York Counties Tobacco Trust V, Series 2005 S-1, RB, 0.00%, 06/01/2038	1.97%
Tender Option Bond Trust Receipts/Certificates, Series 2026, GO Bonds, 5.25%, 02/01/2053	1.73%
New York (State of) Dormitory Authority (Fordham University), Series 2020, RB, 4.00%, 07/01/2046	1.66%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	1.65%
New York (City of), NY, Series 2024 D, GO Bonds, 5.25%, 04/01/2047	1.65%

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